Registration No. 33-25378
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933             X

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 11          X

                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940         X

                                Amendment No. 11                  X
                        (Check appropriate box or boxes)
                              --------------------
                             EVERGREEN EQUITY TRUST
               (Exact name of registrant as specified in charter)

                             2500 Westchester Avenue
                              Purchase, N.Y. 10577
                    (Address of Principal Executive Offices)

       (Registrant's Telephone Number, Including Area Code (914) 694-2020)

                             Joseph J. McBrien, Esq.
                        Evergreen Asset Management Corp.
                  2500 Westchester Avenue, Purchase, N.Y. 10577
                     (Name and address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
   Immediately upon filing pursuant to paragraph (b) or on (date) pursuant to paragraph (b) or 60 days after filing pursuant to paragraph (a)(i) or on (date) pursuant to paragraph (a)(i) or
X 75 days after filing pursuant to paragraph (a)(ii) or on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

   This post-effective amendment designates a new effective date for a previously filed  post-effective  amendment
   60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i)

     Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 notice for its fiscal year ended September 30, 1994 was filed on or about November 28, 1994.

                              CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

N-1A Item No.                                       Location in Prospectus(es)

Part A

  Item 1.  Cover Page                                Cover Page

  Item 2.  Synopsis and Fee Table                    Overview of the Fund(s);
                                                     Expense Information

  Item 3.  Condensed Financial Information           Financial Highlights

  Item 4.  General Description of Registrant         Cover Page; Description of
                                                     the Fund(s);
                                                     General Information

  Item 5.  Management of the Fund                    Management of the Fund(s);
                                                     General Information

  Item 5A. Management's Discussion                   Management's Discussion of
                                                     Fund(s) Performance

  Item 6.  Capital Stock and Other Securities        Dividends, Distributions
                                                     and Taxes; General
                                                     Information

  Item 7.  Purchase of Securities Being Offered      Purchase and Redemption
                                                     of Shares

  Item 8.  Redemption or Repurchase                  Purchase and Redemption
                                                     of Shares

  Item 9.  Pending Legal Proceedings                 Not Applicable


                                                     Location in Statement of
Part B                                               Additional Information

  Item 10. Cover Page                                Cover Page

  Item 11. Table of Contents                         Table of Contents

  Item 12. General Information and History           Not Applicable

  Item 13. Investment Objectives and Policies        Investment Objectives and
                                                     Policies;Investment
                                                     Restrictions; Other
                                                     Restrictions and Operating
                                                     Policies

  Item 14. Management of the Fund                    Management

  Item 15. Control Persons and Principal             Management
           Holders of Securities

  Item 16. Investment Advisory and Other Services    Investment Adviser;
                                                     Purchase of Shares

  Item 17. Brokerage Allocation                      Allocation of Brokerage

  Item 18. Capital Stock and Other Securities        Purchase of Shares

  Item 19. Purchase, Redemption and Pricing of       Distribution Plans;
           Securities Being Offered                  Purchase of Shares;
                                                     Net Asset Value

  Item 20. Tax Status                                Additional Tax Information

  Item 21. Underwriters                              Distribution Plans;
                                                     Purchase of Shares

  Item 22. Calculation of Performance Data           Performance Information

  Item 23. Financial Statements                      Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

*******************************************************************************
*******************************************************************************

         --------------------------------------------------------------
                                   PROSPECTUS
                                September , 1995

                          Evergreen Global Leaders Fund
            --------------------------------------------------------

                                 CLASS Y SHARES
                            -------------------------



         The Evergreen Global Leaders Fund (the "Fund") is designed to provide investors with the opportunity to invest in a diversified portfolio of non-U.S. equity securities of companies located in the world's major industrialized countries. This Prospectus provides information regarding the Class Y shares offered by the Fund. The Fund is a series of a diversified, open-end management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 2500 Westchester Avenue, Purchase, New York 10577.

         A "Statement of Additional Information" for the Fund and certain other funds in the Evergreen Group of mutual funds (collectively, with the Fund the "Evergreen Funds") dated September , 1995 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at (800) 807-2940. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY SUBSIDIARIES OF ANY BANK, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    Keep This Prospectus for Future Reference

                                TABLE OF CONTENTS


OVERVIEW OF THE FUND
EXPENSE INFORMATION
FINANCIAL HIGHLIGHTS
DESCRIPTION OF THE FUND
         Investment Objectives And Policies
         Investment Practices And Restrictions


MANAGEMENT OF THE FUND
         Investment Adviser
         Sub-Adviser


PURCHASE AND REDEMPTION OF SHARES
         How To Buy Shares
         How To Redeem Shares
         Exchange Privilege
         Shareholder Services
         Effect Of Banking Laws
OTHER INFORMATION
         Dividends, Distributions And Taxes
         General Information

-------------------------------------------------------------------------------

                              OVERVIEW OF THE FUND
-------------------------------------------------------------------------------

         The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Fund" and "Management of the Fund".

         The investment adviser to the Fund is Evergreen Asset Management Corp. (the "Adviser") which, with its predecessors, has served as investment adviser to the Evergreen Funds since 1971. The Adviser is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"), which in turn is a subsidiary of First Union Corporation, one of the ten largest bank holding companies in the United States.

     The Fund seeks to achieve capital appreciation by investing in a diversified portfolio of non-U.S. equity securities of companies located in the world's major industrialized countries. Evergreen Asset Management Corp., the Fund's investment adviser (the "Adviser"), will attempt to screen the largest companies in the World's major industrialized countries and cause the Fund to invest in the 100 best based on certain qualitative and quantitative criteria, including those with the highest return on equity and consistent earnings growth.


There is no assurance the investment objective of the Fund will be achieved.

-------------------------------------------------------------------------------

                               EXPENSE INFORMATION
-------------------------------------------------------------------------------

     The table set forth below summarizes the shareholder transaction costs associated with an investment in the Class Y Shares of the Fund. For further information see "Purchases and Redemption of Shares".


SHAREHOLDER TRANSACTION EXPENSES                               Class Y Shares
Maximum Sales Charge Imposed on Purchases                           None

Sales Charge on Dividend Reinvestments                              None
                                                                    None
Contingent Deferred Sales Charge

Redemption Fee                                                      None

Exchange Fee (only applies after 4 exchanges per calendar          $5.00
year)

         The following tables show for the Fund the annual operating expenses (as a percentage of average net assets) attributable to Class Y Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.


Evergreen Global Leaders Fund


                       Annual Operating Expenses                 Example
                              Class Y                                  Class Y
Advisory Fees                  0.95%               After 1 Year           $
12b-1 Fees                     None                After 3 Years          $
Other Expenses*                0.55%               After 5 Years          $
                              ------
Total                          1.50%               After 10 Years         $
                               -----



     *Reflects agreement by the Adviser to limit aggregate operating expenses (including the Adviser's fee, but excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Fund to 1.50% of average net assets until the Fund reaches net assets of $15 million. From time to time, the Adviser may further reduce or waive its fee or reimburse the Fund for certain of its expenses in order to reduce the Fund's expense ratio.

The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Class Y Shares of the Fund will bear directly or indirectly. The amounts set forth under "Other Expenses", as well as the amounts set forth in the example, are estimated amounts for the first fiscal year of the operations of the Fund and are based on historical experience of other investment companies managed by the Adviser. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR INVESTMENT RETURN, ACTUAL EXPENSES OR RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Fund".


-------------------------------------------------------------------------------

                         DESCRIPTION OF THE FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES


     The Fund's investment objective is to provide long-term capital growth. It will attempt to achieve its objective by investing primarily in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. There can be no assurance that the Fund will be able to achieve its investment objective. Under normal conditions at least 65% of the Fund's total assets will consist of global equity securities. The Fund will make investments in no less than three countries, which may include the United States. In addition to the United States, the countries in which the fund may invest include but are not limited to, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland, the United Kingdom and the United States. Evergreen Asset Management Corp., the Fund's investment adviser (the "Adviser"), will attempt to screen the largest companies in these and other major industrialized countries and cause the Fund to invest in the 100 best based on certain qualitative and quantitative criteria, including those with the highest return on equity and consistent earnings growth. The criteria will be reviewed and evaluated on an ongoing basis by the Adviser.


         In determining what constitutes a major industrialized country, the Adviser will look to classifications set forth in the Morgan Stanley Capital
International ("MSCI") Index and the various reports on this subject disseminated by the World Bank. The Adviser will utilize a series of weighing techniques to insure adequate diversification by country and industry.


     At times when the Adviser deems it necessary for temporary defensive purposes, the Fund may invest without limit in high quality money market instruments. The Adviser will attempt to identify the largest companies in each market primarily by reference to the market capitalizations published in the MSCI Index.


     Although, as stated above, the Fund expects that investments will be made in no less than three countries including the United States, the Fund may invest more than 25% of its assets in one country. To the extent that the Fund invests more than 25% of its assets in the securites of issuers located in one country, the value of the Fund's shares may be subject to greater fluctuations due to the lesser degree of diversification across countries such a policy affords, and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the U.S.

         At times when the Adviser deems it necessary for temporary defensive purposes, the Fund may invest without limit in high quality money market instruments. These include commercial paper, certificates of deposit, bankers' acceptances and other bank obligations, short-term obligations issued or guaranteed by the U.S. Government, its instrumentalities or agencies, and short-term obligations of foreign issuers, denominated in U.S. dollars and traded in the United States.

         It is anticipated that under normal circumstances the Fund's annual portfolio turnover rate will not exceed 100%. A rate of portfolio turnover of 100% would occur if all of the Fund's portfolio were replaced in a period of one year. The Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions", below.

INVESTMENT PRACTICES AND RESTRICTIONS


     Borrowing. As a matter of fundamental policy, the Fund may not borrow money except from banks as a temporary measure or for extraordinary or emergency purposes, provided that the aggregate amount of such borrowings shall not exceed 10% of the value of the total net assets at the time of such borrowing. The Fund may use the proceeds from borrowings to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities or to facilitate purchases of securities made in anticipation of receiving the proceeds from the sale of portfolio securities involving delayed settlement. The Fund also will not purchase any securities at any time when borrowings, including reverse repurchase agreements, exceed 5% of the value of its
net     assets.


         The Fund may agree to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase them at a mutually agreed upon date and price (a "reverse repurchase agreement") for temporary or emergency purposes. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash, United States Government securities or liquid high-grade debt obligations having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. The Fund will not enter into reverse repurchase agreements exceeding 5% of the value of its total assets.

     Lending of Portfolio Securities. In order to generate income and to offset expenses, the Fund may lend portfolio securities to brokers, dealers and other financial institutions. The Adviser will monitor the creditworthiness of such borrowers. Loans of securities by the Fund, if and when made, may not exceed 30% of the Fund's total assets and will be collateralized by cash or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay the Fund the equivalent of any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby increasing its return. The Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect the Fund and its investors. The Fund may pay reasonable fees in connection with such loans.

         Options. To a limited extent, the Fund may write covered call options on certain portfolio securities in an attempt to earn income and realize a higher return on its portfolio or to partially offset an expected decline in the price of a security. The Fund may write call options against not more than 15% of the value of the securities held in its portfolio. A call option gives the purchaser of the option the right to buy a security from the writer at the exercise price at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The writer forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Fund retains the risk of loss should the price of the underlying security decline. Where such options are used for hedging purposes, if the Adviser's forecast of the direction of stock prices is incorrect, the Fund may be better off if it had not engaged in such transactions. The Fund will write call options only when the options are traded on national securities exchanges in the United States and the options are covered (i.e., the Fund owns the optioned securities or securities convertible into or carrying rights to acquire the optioned securities, or the Fund's custodian has segregated and maintains cash or liquid high-grade debt securities belonging to the Fund in an amount not less than the value of the assets committed to written options.) The Fund may purchase call options to close out a position. In order to do so, the Fund will make a "closing purchase transaction"
- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which it has previously written on any particular security.

     Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System, including State Street Bank and Trust Company, the Fund's custodian (the "Custodian" or "State Street"), or "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States Government securities. A repurchase agreement is an arrangement pursuant to which a buyer purchases a security and simultaneously agrees to resell it to the vendor at a price that results in an agreed-upon market rate of return which is effective for the period of time (which is normally one to seven days, but may be longer) the buyer's money is invested in the security. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund requires continued maintenance of collateral with its Custodian in an amount at least equal to the repurchase price (including accrued interest). In the event a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, the Fund might be delayed in selling the collateral. The Adviser will review and continually monitor the creditworthiness of each institution with which the Fund enters into a repurchase agreement to evaluate these risks. The Fund may not enter into
repurchase  agreements if, as a result, more than 15% of the Fund's     net
assets would be held in repurchase agreements maturing in more than seven days and in other securities which are not readily marketable.


lliquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by each Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Fund's investment adviser on an ongoing basis, subject to the oversight of the Trustees or Directors. In the event that such a security is deemed to be no longer liquid, the Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a the violating the above-mentioned limits on assets invested in illiquid or not readily marketable securities.


         Other Investment Policies. In addition to purchasing equity securities of international issuers, the Fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of corporations domiciled in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in the United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

Hedging Techniques

The following hedging techniques may be utilized by the Fund.

         Cross-Hedges. A cross hedge is accomplished by entering into a forward contract or other arrangement with respect to one foreign currency for the purpose of hedging against a possible decline in the value of another foreign currency in which certain of the Fund's portfolio instruments are denominated. The Adviser may enter into a cross hedge, rather than hedge directly, in instances where (i) the rates for forward contracts, options, futures contracts or options on futures contracts relating to the currency in which the cross hedge is effected are more favorable than rates for similar instruments denominated in the currency that is to be hedged and (ii) there is a high degree of correlation between the two currencies with respect to their movement against the U.S. dollar. Cross hedges may be effected using the various hedging instruments described below. A cross hedge cannot protect against exchange rate risks perfectly, and if the Adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

         Options on Foreign Currencies. The Fund may also purchase foreign currency put options on U.S. exchanges or U.S. over-the-counter markets. A put option gives the holder, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to ensure against adverse currency price movements in the underlying portfolio assets denominated in that currency. Exchange listed options on seven major foreign currencies are traded in the U.S. In addition, several major U.S. investment firms make markets in unlisted options on foreign currencies. Such unlisted options may be available with respect to a wide range of foreign currencies than listed options and may have more flexible terms. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risk associated with the individual issuer. No more than 5% of the Fund's assets may be represented by premiums paid by the Fund with respect to options on foreign currencies outstanding at any one time. Furthermore, the market value of unlisted options on foreign currencies will be included with other illiquid assets held by the Fund for purposes of the 15% limit on such assets.

         The Fund may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency. A call option written by the Fund gives the purchaser, upon payment of a premium, the right to purchase from the Fund a currency at the exercise price until the expiration of the option. Writing call options in this manner is designed to reduce the cost of downside currency protection but has the effect of limiting currency appreciation potential.

         Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of a designated currcncy at a set price on a future date.

         The Fund may enter into forward contracts in primarily two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to" lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

         Second, when management of the Fund believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible since the future value of such securities denominated in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The Fund does not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis.

         In the second circumstance, the Custodian will segregate cash or liquid high-grade debt securities belonging to the Fund in an amount not less than the value of the assets committed to forward foreign currency contracts entered into under such transactions. If the value of the securities segregated declines, additional cash or debt securities will be added on a daily basis (i.e., marked to market) so that the segregated amount will not be less than the amount of the Fund's commitments with respect to such contracts.

         Currency Futures and Related Options. The Fund may invest in currency futures contracts and options thereon. If the Adviser anticipates that exchange rates for a particular currency will fall, the Fund may sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge (or in the case of a sale of a call option, a partial hedge) against a decrease in the value of the Fund's securities denominated in such currency. If the Adviser anticipates that exchange rates will rise, the Fund may purchase a currency futures contract or a call option thereon to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These futures contracts and related options will be used only as a hedge against anticipated currency rate changes.

         A currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

         Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into a contract, the premium paid for the option is lost. There are no daily payments of cash in the nature of "variation" or "maintenance" margin by the purchaser of such an option to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.

         The ability to establish and close out positions in currency futures and options on currency futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

         The Fund may not enter into currency futures contracts or related options if immediately thereafter the aggregate initial margin plus the premiums required to establish such positions exceed 5% of the fair market value of the Fund's portfolio. The Fund may not sell currency futures contracts, purchase put options or write call options if, as a result, more than 30% of its total assets would be hedged.

Special Risk Considerations

Investment in the Fund requires considerations of certain factors that are not normally involved in investment in U.S. securities. Generally, a substantial portion of the assets of the Fund will be denominated or traded in foreign currencies. Accordingly, a change in the value of any foreign currency relative to the U. S. dollar will result in a corresponding change in the U.S. dollar value of the assets of the Fund denominated or traded in that currency. If the value of a particular foreign currency falls relative to the U. S. dollar, the U.S. dollar value of the assets of the Fund denominated in such currency will also fall. The performance of the Fund will be measured in U.S. dollars, the base currency for the Fund.

         Securities markets of foreign countries in which the Fund may invest generally are not subject to the same degree of regulation as the U. S. markets and may be more volatile and less liquid than the major U.S. markets. Lack of liquidity may affect the Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. The lack of uniform accounting standards and practices among countries impairs the validity of direct comparisons of valuation measures (such as price/earnings ratios) for securities in different countries. In addition, the Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices. Settlement periods for foreign securities, which are sometimes longer than those for securities of U. S. issuers, may affect portfolio liquidity. These different settlement practices may cause missed purchasing opportunities and/or loss of interest on money market and debt investments. In addition, foreign securities held by the Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, the Fund's net asset value may be significantly affected on days when shareholders do not have access to the Fund.


     The Fund may engage in transactions in foreign securities which are listed on foreign securities exchanges and/or traded in the over-the-counter market. Transactions in listed securities may be effected in the over-the-counter markets if, in the opinion of the Adviser, this affords the Fund the ability to obtain best price and execution. Foreign securities markets are subject to less regulation that those in the U.S. and there may be less financial and other information available about the issuers of securites that trade in foreign markets. Transactions in foreign securities may settle on a delayed basis, in comparison to those in the U.S., or may settle only on specific days of the month. In the event the Fund enters into a significant number of transactions which provide for a settlement period in excess of seven days, the Fund's ability to raise cash to meet redemption requests may be impaired.


     Unless otherwise stated in this Prospectus, the Fund's investment policies are not fundamental and they may be changed without shareholder approval. Fundamental policies may not be changed without shareholder approval.
Shareholders will be notified of any changes in policies that are not fundamental.

         Additional   information  about  the  Fund's  investment  practices  is contained in the Fund's Statement of Additional Information.

INVESTMENT RESTRICTIONS

     The Fund has adopted a number of investment restrictions which are set forth in the Statement of Additional Inforrnation, some of which are fundamental and may not be changed without shareholder approval.


----------------------------------------------------------------------------

                         MANAGEMENT OF THE FUND
----------------------------------------------------------------------------

INVESTMENT ADVISERS


     The management of the Fund is supervised by the Trustees of Evergreen Equity Trust ("Trust"), under which the Fund has been established ("Trustees"). Evergreen Asset Management Corp. (the "Evergreen Asset") has been retained by the Trust as investment adviser for the Fund. Evergreen Asset succeeded on June 30, 1994 to the advisory business of the same name, but under different ownership, which was organized in 1971. Evergreen Asset, with its predecessors, has served as investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). The address of Evergreen Asset is 2500 Westchester Avenue, Purchase, New York 10577. FUNB is a subsidiary of First Union
Corporation ("First Union"), one of the ten largest bank holding companies in the United States. Stephen A. Lieber and Nola Maddox Falcone serve as the chief investment officers of Evergreen Asset and, along with Theodore J. Israel, Jr., were the owners of Evergreen Asset's predecessor and the former general partners of Lieber & Company, which, as described below, provides certain subadvisory services to Evergreen Asset in connection with its duties as investment adviser to the Funds.


         First Union is headquartered in Charlotte, North Carolina, and had $77.9 billion in consolidated assets as of June 30, 1995. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses through offices in 36 states. The Capital Management Group of FUNB manages or otherwise oversees the investment of over $29 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment Trust (formerly known as First Union Funds). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking
authorizations,   private  placement,   securities  dealing,   and  underwriting
services.

     As investment adviser, Evergreen Asset manages the Fund's investments, provides various administrative services and supervises each Fund's daily business affairs, subject to the authority of the Trustees. Evergreen Asset is entitled to receive a fee from the Fund equal to .95 of 1% of average daily net assets on an annual basis. The fee paid by the Fund is higher than the rate paid by most other investment companies, but is not higher than the fee paid by many funds with similar investment objectives. Until the Fund reaches net assets of $15 million, Evergreen Asset will reimburse the Fund to the extent the Fund's aggregate operating expenses (including Evergreen Asset's fee, but excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees and shareholder servicing fees and extraordinary expenses) exceed 1.50% of average net assets for any fiscal year. From time to time, Evergreen Asset may further reduce or waive its fee or reimburse the Fund for certain of its expenses in order to reduce the Fund's expense ratio. As a result the Fund's total return would be higher than if the fees and any expenses had been paid by the Fund. The portfolio of the Fund is managed by committee composed of portfolio management and analytical personnel employed by Evergreen Asset. The members of this committee include Stephen A. Lieber, who is Chairman and Co-Chief Executive Officer of Evergreen Asset and Edwin A. Miska, who is an analyst with Evergeen Asset. Mr. Lieber and Mr. Miska are responsible for the day to day operations of the Fund. Mr. Lieber is the founder of Evergreen Asset and has been associated with Evergreen Asset and its predecessor since 1971. Mr. Miska has been a quantitative analyst with Evergreen Asset and its predecessor since 1989.

     Evergreen Asset has entered into sub-advisory agreements with Lieber & Company which provides that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolio of the Fund. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Fund for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES
-------------------------------------------------------------------------------

HOW TO BUY SHARES

         Eligible investors may purchase Fund shares at net asset value by mail or wire as described below. The Fund only offers Class Y shares on which no sales charges are imposed. Class Y shares are only available to (i) all shareholders of record in one or more of the Evergreen Funds as of December 30, 1994, (ii) certain institutional investors and (iii) investment advisory clients of the Adviser and its affiliates. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investors may make subsequent investments by establishing a Systematic Investment Plan or a Telephone Investment Plan.

Purchases by Mail or Wire. Each investor must complete the enclosed Share Purchase Application and mail it together with a check made payable to the Fund whose shares are being purchased, to State Street Bank and Trust Company ("State Street") at P.O. Box 9021, Boston, Massachusetts 02205-9827. Checks not drawn on U.S. banks will be subject to foreign collection which will delay an investor's investment date and will be subject to processing fees.

     When making subsequent investments, an investor should either enclose the return remittance portion of the statement, or indicate on the face of the check, the name of the Fund in which an investment is to be made, the exact title of the account, the address, and the Fund account number. Purchase requests should not be sent to the Fund in New York. If they are, the Fund must forward them to State Street, and the request will not be effective until State Street receives them.

         Initial investments may also be made by wire by (i) calling State Street at 800-423-2615 for an account number and (ii) instructing your bank, which may charge a fee, to wire federal funds to State Street, as follows: State Street Bank and Trust Company, ABA No.0110-0002-8, Attn: Custodian and Shareholder Services. The wire must include references to the Fund in which an investment is being made, account registration, and the account number. A completed Application must also be sent to State Street indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing the account number. Subsequent wire investments may be made by existing shareholders by following the instructions outlined above. It is not necessary, however, for existing shareholders to call for another account number.

How the Fund Value its Shares. The net asset value of each Class of shares of the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in the Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trust's Trustees believe would accurately reflect fair market value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading market.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or the Adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen Funds.

         The Share Purchase Application may not be used to invest in any of the prototype retirement plans for which the Fund is an available investment. For information about the requirements to make such investments, including copies of the necessary application forms, please call the telephone number set forth on the cover page of this Prospectus. The Fund cannot accept investments specifying a certain price or date and reserves the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen Funds. Although not currently anticipated, the Fund reserves the right to suspend the offer of shares for a period of time.

         Shares of the Fund are sold at the net asset value per share next determined after a shareholder's order is received. Investments by federal funds wire or by check will be effective upon receipt by State Street. Qualified institutions may telephone orders for the purchase of Fund shares. Investors may also purchase shares through a broker-dealer, which may charge a fee for the service.

HOW TO REDEEM SHARES

     You may "redeem", i.e., sell your shares in the Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street which is the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.

     Shareholders may withdraw amounts of $1,000 or more from their accounts by calling State Street (800-423-2615) between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach the Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.

         The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the enclosed Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Fund will employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If the Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Fund shall not be liable for following telephone instructions reasonably believed to be genuine. Also, the Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.

     General. The sale of shares is a taxable transaction for Federal tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Fund reserves the right to close an account that through redemption has remained below $1,000 for 30 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.

EXCHANGE PRIVILEGE

     How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen Funds by telephone or mail as described below. An exchange which represents an initial investment in another Evergreen Fund must amount to at least $1,000. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. Exchanges are subject to minimum investment and suitability requirements.

         Each of the Evergreen Funds have different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. The Fund imposes a fee of $5 per exchange on shareholders who exchange in excess of four times per calendar year. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

     Exchanges by Telephone and Mail. You may exchange shares with a value of $1,000 or more by telephone by calling State Street (800-423-2615). Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time without notice . Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.

SHAREHOLDER SERVICES

         The  Fund  offers  the  following   shareholder   services.   For  more
information about these services or your account, contact your financial intermediary, Evergreen Funds Distributor, Inc. ("EFD"), the distributor of the Fund, or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.

Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Fund's Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $100. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested. If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the checks will be reinvested into your account at the then current net asset value.

Tax Sheltered Retirement Plans. You may open a pension and profit sharing account in any Evergreen mutual fund (except those funds having an objective of providing tax free income), including: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.

EFFECT OF BANKING LAWS

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG or Evergreen Asset being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If Evergreen Asset were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

------------------------------------------------------------------------------

                          OTHER INFORMATION
------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

     It is the policy of the Fund to distribute to shareholders its investment company taxable income, if any, quarterly and any net realized capital gains annually or more frequently as required as a condition of continued qualification as a regulated investment company by the Internal Revenue Code of 1986 (the "Code"). Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year. Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund making the distribution at the net asset value per share at the close of business on the record date, unless the shareholder has made a written request for payment in cash.

     The Fund intends to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that the Fund will not be required to pay any Federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements. Most shareholders of the Funds normally will have to pay Federal income taxes and any state or local taxes on the dividends and distributions they receive from the Fund whether such dividends and distributions are made in cash or in additional shares. Questions on how any distributions will be taxed to the investor should be directed to the investor's own tax adviser.

     Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Certain income from the Fund may qualify for a corporate dividends-received deduction of 70%. Following the end of each calendar year, every shareholder of the Fund will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year.

         The Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the Fund who are subject to United States Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by the Fund. See the Statement of Additional Information for additional details. The Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

     If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

         The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by State Street, that your social security or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding. A shareholder who acquires Class A shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

         The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the Statement of Additional Information. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may be different from Federal income tax consequences described above.

GENERAL INFORMATION

     Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.


     Organization. The Evergreen Global Leaders Fund is a separate series of the Evergreen Equity Trust, a Massachusetts business trust organized in 1986. The Fund does not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees, including the right to demand that a meeting of shareholders be called for the purpose of voting thereon if 10% of the shareholders so request in writing.



     A shareholder in each class of a Fund will be entitled to his or her share of all dividends and distributions from the Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares. The Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional classes of shares for any existing or future series. If an additional series or class were established in the Fund, each share of the series or class would normally be entitled to one vote for all purposes. Generally, shares of each series and class would vote together as a single class on matters, such as the election of Trustees, that affect each series and class in substantially the same manner. Shares are entitled to dividends as determined by the Trustees and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.


Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Fund.

Principal Underwriter. EFD, an affiliate of Furman Selz Incorporated, located 237 Park Avenue, New York, New York 10017, is the principal underwriter of the Funds. Furman Selz Incorporated also acts as sub-administrator to the Fund, and in connection therewith, provides personnel to serve as officers of the Funds.


     Other Classes of Shares. The Fund currently offers only Class Y shares, and may in the future offer additional classes. Class Y shares are only available to
(i) all shareholders of record in one or more of the Funds for which Evergreen Asset serves as investment adviser as of December 30, 1994, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates.


     Performance Information. From time to time, the Fund may quote its "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders, Total return and yield are computed separately for each Class of shares. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the Securities and Exchange Commission ("SEC"), the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid. Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities

     Performance data for each Class of shares will be included in any advertisement or sales literature using performance data of the Fund. These advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

Liability Under Massachusetts Law. Under Massachusetts law, Trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declaration of Trust under which the Fund operates provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.

     Additional Information. This Prospectus and the Statement of Additional Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.




*******************************************************************************

                          STATEMENT OF ADDITIONAL INFORMATION
                                  September   , 1995

              THE EVERGREEN     GLOBAL      AND INTERNATIONAL FUNDS
                   2500 Westchester Avenue, Purchase, New York 10577
                                    800-807-2940

Evergreen Emerging Markets Growth Fund (formerly First Union Emerging Markets
     Growth Portfolio) ("Emerging Markets")
Evergreen International Equity Fund (formerly First Union International Equity
     Portfolio) ("International")
Evergreen Global Real Estate Equity Fund ("Global")
Evergreen Global Leaders Fund ("Global Leaders")

This Statement of Additional Information pertains to all classes of shares of the Funds listed below. It is not a prospectus and should be read in conjunction with the Prospectus for the Fund in which you are making or contemplating an investment. The Evergreen International Growth Funds are offered through three separate prospectuses: one offering Class A, Class B and Class C shares of Emerging Markets, International and Global, a separate prospectus offering Class Y shares of Emerging Markets, International and Global, and a separate prospectus offering Class Y shares of Global Leaders. Copies of each Prospectus may be obtained without charge by calling the number listed above.

                                 TABLE OF CONTENTS

                                                                            Page
Investment Objectives and Policies................................
Investment Restrictions...........................................
Non-Fundamental Operating Policies................................
Certain Risk Considerations.......................................
Management........................................................
Investment Adviser................................................
Distribution Plans................................................
Allocation of Brokerage...........................................
Additional Tax Information........................................
Net Asset Value...................................................
Purchase of Shares................................................
Performance Information...........................................
Financial Statements..............................................
Appendix A - Note, Bond And Commercial Paper Ratings

                       INVESTMENT OBJECTIVES AND POLICIES
            (See also "Description of the Funds - Investment Objective and Policies" in each Fund's Prospectus)

     The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth under "Description of the Funds - Investment Objective and Policies" in the relevant Prospectus. The investment objectives of Emerging Growth and International Equity are fundamental and cannot be changed without the approval of a majority of the outstanding voting securities of the Fund.

Types of Investments

Convertible Securities -- (All Funds)

     Each Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

     Each Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment adviser or sub-adviser, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. A Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the adviser or sub-adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser or sub-adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investments alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants (All Funds)

     Each Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Sovereign Debt Obligations (All Funds)

     Each Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Closed-End Investment Companies (All Funds)

     Each Fund may purchase the equity securities of closed-end investment companies to facilitate investment in certain countries. Equity securities of closed-end investment companies generally trade at a discount to their net asset
value.       Investments in closed-end  investment  companies involve the payment of management fees to the advisers of such investment companies.

Strategic Investments (All Funds)

Foreign Currency Transactions; Currency Risks

     The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although a Fund values its assets daily in U.S. dollars, a Fund may not convert its holdings to another currency.
Foreign exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies.

     Each Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Forward Foreign Currency Exchange Contracts

     Each Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The adviser and the sub-advisers believe that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever they determine that it is in a Fund's best interest to do so. A Fund will not speculate in foreign currency exchange.

     Except for cross-hedges, a Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the adviser or sub-adviser believes will tend to be closely correlated with that currency with regard to price movements. At the consummation of such a forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of such foreign currency. If a Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been a change in forward contract prices.

     The Funds will place cash or high grade debt securities in a separate account of a Fund at its custodian bank in an amount equal to the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into as a hedge against a substantial decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     It should be realized that this method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. Generally, a Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

Foreign Currency Options.

     A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

     A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally falls in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the

Fund would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special Risks Associated with Foreign Currency Options

     Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the adviser or sub-advisers, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

     A risk in employing currency futures contracts to protect against the price volatility of portfolio securities denominated in a particular currency is that the prices of such securities subject to currency futures contracts may correlate imperfectly with the behavior of the cash prices of a Fund's securities. The correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce their value for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that a Fund's investment adviser or sub- adviser could be incorrect in its expectations as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions

     By using foreign currency futures contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

     A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the adviser or the sub-advisers, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

Restricted and Illiquid Securities

     The ability of the Board of Trustees ("Trustees") to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule. The Funds which invest in Rule 144A Securities believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

     (i) the frequency of trades and quotes for the security;

     (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers;

     (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades.


When-Issued and Delayed Delivery Securities (Emerging Markets, International Equity and Global Leaders)


     These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. Emerging Markets and International Equity do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

Lending of Portfolio Securities

     The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Repurchase Agreements

     The Funds or their custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Funds might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the adviser or a sub-adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

     The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

     The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

                               INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

 .........Except  as noted,  the  investment  restrictions  set  forth  below are fundamental and may not be changed with respect to each Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears after a Fund's name, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Fund's investment adviser without shareholder approval, subject to review and approval by the Trustees. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

1........    Diversification

 ........No Fund may invest more than 5% of its total assets,  at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities and, with respect to Emerging Markets and International Equity, repurchase agreements collateralized by such securities except that up to 25% of the value of a Fund's total assets may be invested without regard to such 5% limitation.

2........Ten Percent Limitation on Securities of Any One Issuer

 .........Global  and Global  Leaders may not purchase more than 10% of any class of securities of any one issuer other than the U.S. government and its agencies or instrumentalities.

 .........Neither  Emerging  Markets nor  International  Equity may purchase more than 10% of the outstanding voting securities of any one issuer.

3........Investment for Purposes of Control or Management

 .........Global  and Global  Leaders may not invest in companies for the purpose of exercising control or management.

4........Purchase of Securities on Margin

 .........No  Fund may purchase  securities on margin,  except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

5........Unseasoned Issuers

 ........Emerging Markets*,  International Equity* Global and Global Leaders* may
not  invest  more  than  15% of their      net        assets  in  securities  of
unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors, except obligations
issued   or   guaranteed   by  the  U.S.   government   and  its   agencies   or
instrumentalities (this limitation does not apply to real estate investment trusts).

6........Underwriting

 .........The  Funds will not underwrite  any issue of securities  except as they may be deemed an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with their investment objectives, policies and limitations.

7........Interests  in Oil,  Gas or Other  Mineral  Exploration  or  Development
Programs

 .........Global  and  Global  Leaders*  may  not  purchase,  sell or  invest  in interests in oil, gas or other mineral exploration or development programs.

 .........Neither  Emerging  Markets* nor  International  Equity*  will  purchase interests in oil, gas or other mineral exploration or development programs or leases, although each Fund may purchase the securities of other issuers which invest in or sponsor such programs.

8........Concentration in Any One Industry

 .........Global may not concentrate its investments in any one industry,  except that it will invest at least 65% of its total assets in securities of companies engaged principally in the real estate industry.

 .........Emerging  Markets and International Equity and Global Leaders* will not invest 25% or more of the value of their total assets in any one industry except that they may invest more than 25% of their total assets in securities issued or
guaranteed by the U.S. government,  its agencies or  instrumentalities.      For
purposes of this restriction, utility companies, gas, electric, water and telephone companies will be considered separate industries.

9........Warrants

 .........Global  and Global  Leaders*  may not invest  more than 5% of their net assets in warrants, and, of this amount, no more than 2% of the Fund's total net assets may be invested in warrants that are listed on neither the New York nor the American Stock Exchanges.

 .........Emerging  Markets* and International  Equity* will not invest more than
5% of their net assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, the Funds will limit their investment in such warrants not listed on the New York Stock Exchange or the American Stock Exchange to 2% of their net assets. (If state restrictions change, this latter restriction may be changed without notice to shareholders). For purposes of this restriction, warrants acquired by the Funds' in units or attached to securities may be deemed to be without value.

10.......Ownership by Trustees/Officers

 .........None  of Emerging  Markets*,  International  Equity*,  Global or Global
Leaders* may purchase or retain the securities of any issuer if (i) one or more officers or Trustees of a Fund or its investment adviser or investment sub-advisers individually owns or would own, directly or beneficially, more than 1/2 of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities.

11.......Short Sales

 .........Neither  Emerging  Markets  nor  International  Equity  will  sell  any securities short.

 .........Global  and  Global  Leaders*  may not make short  sales of  securities unless, at the time of each such sale and thereafter while a short position exists, either Fund owns an equal amount of securities of the same issue or owns securities which, without payment by the Fund of any consideration, are convertible into, or are exchangeable for, an equal amount of securities of the same issue.

12.......Lending of Funds and Securities

 .........Global  and Global  Leaders* may not lend their funds to other persons, except through the purchase of a portion of an issue of debt securities publicly distributed or the entering into of repurchase agreements. Global and Global Leaders* may not lend their portfolio securities, unless the borrower is a broker dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market-value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's net assets.

 .........Emerging  Markets and  International  Equity will not lend any of their assets, except portfolio securities up to one-third of the value of their total assets. This does not prevent the Funds from purchasing or holding corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by a Fund's investment objectives and policies or the Declaration of Trust governing the Fund.

13.......Commodities

 .........Emerging   Markets  and   International   Equity  will  not  invest  in
commodities except that each Fund reserves the right to engage in transactions including futures contracts, options and forward contracts with respect to securities indices or currencies.

 .........Global  and  Global  Leaders*  will not  purchase,  sell or  invest  in commodities or commodity contracts; provided, however, that this policy does not prevent either Fund from purchasing and selling currency futures contracts and entering into forward foreign currency contracts.

14.......Real Estate

 .........Neither Emerging Markets nor International Equity will purchase or sell real estate, including limited partnership interests in real estate, although each Fund may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

 .........Global and Global Leaders* may not purchase or invest in real estate or interests in real estate (although they may purchase securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein).

15.......Borrowing, Senior Securities, Reverse Repurchase Agreements

 .........Emerging  Markets  and  International  Equity  will  not  issue  senior securities except that each Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed and except to the extent that a Fund may enter into futures contracts. The Funds will not borrow money or engage in
reverse  repurchase  agreements  for  investment  leverage,   but  rather  as  a
temporary, extraordinary or emergency measure to facilitate management of their portfolios by enabling them to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

 .........Global   and  Global  Leaders*  may  not  borrow  money,  issue  senior securities or enter into reverse repurchase agreements, except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of each Fund's total assets at the time of such borrowing, provided that Global will not purchase any securities at times when any borrowings (including reverse repurchase agreements) are outstanding. Global and Global Leaders* will not enter into reverse repurchase agreements exceeding 5% of the value of its total assets.

16.......Joint Trading

 .........Global  and Global Leaders* may not participate on a joint or joint and several basis in any trading account in any securities. (The "bunching" of orders for the purchase or sale of portfolio securities with its investment adviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

17.......Options


 .........Global and Global Leaders* may not write,  purchase or sell put or call options, or combinations thereof except as permitted under "Description of Funds - Investment Practices and Restrictions" in each Fund's Prospectus.


 .........Emerging  Markets*  and  International  Equity* may write  covered call options and secured put options on up to 25% of their net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

18.......Pledging Assets

 .........Neither Emerging Markets nor International Equity will mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In these cases, a Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options and segregation or collateral arrangements made in
connection  with  options   activities  or  the  purchase  of  securities  on  a
when-issued basis.

19.......Investing in Securities of Other Investment Companies


 .........Emerging Markets*,  International Equity* and Global Leaders* will limit their investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company and will invest no more than 10% of their total assets in investment companies in general. A Fund will purchase securities of closed-end investment companies only in open-market transactions involving customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. There is no present intention of making such investments on behalf of Global Leaders.


20.......Restricted Securities

20.......Restricted Securities

 .........Emerging  Markets* and International  Equity* will not invest more than
5% of their total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for restricted securities which meet criteria for liquidity established by the Trustees.

21........Illiquid Securities.

 .........Global*  and Global  Leaders* may not invest more than 15% of their net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements which have a maturity of longer than seven days, but excluding securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, which the Trustees have determined to be liquid.

 .........Emerging  Markets* and International  Equity* will not invest more than
15% of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain securities not determined by the Trustees to be liquid.

22........Other.  In order to comply with certain state blue sky limitations:
-----

 ...........Global*   and  Global  Leaders*  interpret   fundamental   investment
restriction 7 to prohibit investments in oil, gas and mineral leases.

 ...........Global*   and  Global  Leaders*  interpret   fundamental   investment
restriction 14 to prohibit investment in real estate limited partnerships which are not readily marketable.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of net assets will not result in a violation of such restriction.

     To comply with registration requirements in certain states, Emerging Markets* and International Equity* will limit the margin deposits on futures contracts entered into by a Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)

     Emerging Markets* and International Equity* have no present intention to borrow money or enter into reverse repurchase agreements in excess of 5% of the value of their net assets during the coming fiscal year.

     For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".

                          CERTAIN RISK CONSIDERATIONS

     ...........There  can  be  no  assurance  that  a  Fund  will  achieve  its investment objective and an investment in the Fund involves certain risks which are described under "Description of the Funds - Investment Objective and Policies" in the Prospectus.

 ...........While  Global is  technically  diversified  within the meaning of the
Investment Company Act of 1940, as amended (the "1940 Act"), because the investment alternatives of the Fund are restricted by a policy of concentrating at least 65% of its total assets in companies in the real estate industry, investors should understand that investment in the Fund may be subject to greater risk and market fluctuation than an investment in a portfolio of securities representing a broader range of industry investment alternatives.

Borrowing.

     The table set forth below describes the extent to which Global entered into borrowing transactions during the fiscal year ended September 30, 1994.

Global
                                                                  Average
            Amount of Debt Average Amount of  Average Number of   Amount of Debt
            Outstanding    Debt Outstanding   Shares Outstanding  Per-Share
Year Ended  End of Year    During the Year    During the Year     During Year
----------  -----------    -----------------  ------------------  --------------

9/30/1994   $0              $ 1,369,863         50,301,298           $0.03


                                        MANAGEMENT

        The Trustees and executive officers of the Trusts, their ages, addresses and principal occupations during the past five years are set forth below:

Laurence B. Ashkin (67), 180 East Pearson Street, Chicago, IL-Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

Foster Bam*(68), Greenwich Plaza, Greenwich, CT-Trustee. Partner in the law firm of Cummings and Lockwood since 1968.

James S. Howell (70), 4124 Crossgate Road, Charlotte, NC-Chairman and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

Robert J. Jeffries (72), 2118 New Bedford Drive, Sun City Center, FL-Trustee. Corporate consultant since 1967.

Gerald M. McDonnell (55), 821 Regency Drive, Charlotte, NC-Trustee. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988.

Thomas L. McVerry (56), 4419 Parkview Drive, Charlotte, NC-Trustee. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President-Finance and Resources, Rexham Corporation from 1979 to 1990.

William Walt Pettit*(39), Holcomb and Pettit, P.A., 207 West Trade St., Charlotte, NC-Trustee. Partner in the law firm Holcomb and Pettit, P.A. since 1990; Attorney, Clontz and Clontz from 1980 to 1990.

Russell A. Salton, III, M.D. (47), Primary Physician Care, 1515 Mockingbird Lane, Charlotte, NC-Trustee. President, Primary Physician Care since 1990.

Michael S. Scofield (52), 212 S. Tryon Street Suite 980, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since prior to 1989.

John J. Pileggi (35), 237 Park Avenue, Suite 910, New York, NY-President and Treasurer. Senior Managing Director, Furman Selz Incorporated since 1992, Managing Director from 1984 to 1992.

Joan V. Fiore (39), 237 Park Avenue, Suite 910, New York, NY-Secretary. Managing Director and Counsel, Furman Selz Incorporated since 1991; Staff Attorney,

Securities and Exchange Commission from 1986 to 1991.

     Except for Messrs. Ashkin, Bam and Jeffries, who are not Trustees of Evergreen Investment Trust (formerly First Union Funds), the Trustees and officers listed above hold the same positions with a total of ten registered investment companies offering a total of thirty-two investment funds within the Evergreen mutual fund complex.

--------

     * Mr. Bam and Mr. Pettit may each be deemed to be an "interested person" within the meaning of the 1940 Act.

     The officers of the Trusts are all officers and/or employees of Furman Selz Incorporated. Furman Selz Incorporated is the parent of Evergreen Funds Distributor, Inc., the distributor of each Class of shares of each Fund.

         The Funds do not pay any direct remuneration to any officer or Trustee who is an "affiliated person" of either First Union National Bank of North Carolina or Evergreen Asset Management Corp. or their affiliates. See "Investment Adviser." Currently, none of the Trustees is an "affiliated person" as defined in the 1940 Act. The Trusts pay each Trustee who is not an "affiliated person" an annual retainer and a fee per meeting attended, plus expenses (and $500 for each telephone conference meeting) as follows:

Name of Trust/Fund                              Annual Retainer   Meeting Fee


Evergreen Equity Trust                            1,000*
  Global                                                            500
  Global Leaders
Evergreen Investment Trust                        9,000**         1,500**
  Emerging Markets
  International


     --------------------
* This reflects the aggregate retainer paid by Evergreen Equity Trust with respect to both of its investment series, which are Evergreen U.S. Real Estate Equity Fund and Evergreen Global Real Estate Equity Fund.

** Evergreen Investment Trust pays an annual retainer to each Trustee and a per-meeting fee that are allocated among its fifteen series. Additionally, each member of the Audit Committee receives $200 for attendance at each meeting of the of the Audit Committee and an additional fee is paid to the Chairman of the Board of $2,000.

         Set forth below for each of the Trustees is the aggregate compensation paid to such Trustees by each Trust for the fiscal year ended December 31, 1994 (fiscal year ended September 30, 1994 for Global)

TRUSTEES' COMPENSATION TABLE

                                                                   Total
                                                                   Compensation
               Aggregate Compensation From Trust                   From Trusts
                                                                   & Fund
Name of                                              Investment    Complex Paid
Person                              Global*            Trust**     to Trustees

Laurence Ashkin                     1,494                          29,800

Foster Bam                          1,494                          29,850

James S. Howell                       622             14,900       26,900

Robert J.
 Jeffries                           1,494                          29,800

Gerald M.
 McDonnell                            722             11,900       26,100

Thomas L.
 McVerry                              722             11,900       26,150

William Walt
 Pettit                               722             11,900       26,100

Russell A.
 Salton, III, M.D.                    722             11,900       26,100

Michael S.
 Scofield                           1,108             11,700       25,650

 * Global changed its fiscal year end during the period covered by the foregoing table from December 31 to September 30. Accordingly, the Trustees fees reported in the foregoing table reflect, for Global, the period from January 1, 1994 to September 30, 1994.

** Formerly known as First Union Funds.

         No officer or Trustee of the Trusts owned Class A, B or C shares of any Fund as of the date hereof. The number and percent of outstanding shares of each Fund owned by officers and Trustees as a group on June 15, 1995, is as follows:

                            No. of Shares Owned
                              By Officers and         Ownership by Officers and
                                  Trustees            Trustees as a % of Class Y
Name of Fund                     as a Group           Shares Outstanding

Emerging Markets                  -0-                   -0-
International                     -0-                   -0-
Global                           22,588                .35%

         Set forth below is information with respect to each person, who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of each Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of June 15, 1995.

                                  Name of                                % of
Name and Address                  Fund/Class           No. of Shares  Class/Fund
----------------                  ----------           -------------  ----------

Fubs & Co. Febo                   Emerging Markets/C          1,000  39.80%/.07%
Frances B. Goldstein
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                   Emerging Markets/C           507   20.18%/.04%
Victor McCauley
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                   Emerging Markets/C           357   14.21%/.03%
Gales Chimney Rock Shop Inc.
Attn: Steve Gale
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                   Emerging Markets/C           204    8.15%/.02%

Elizabeth R. Langdon
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                   Emerging Markets/C           139    5.57%/.01%
C. Robert Gidlow C/F
Amy Gidlow
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                   Emerging Markets/C           137    5.46%/.01%
Matthew S. Palmer
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank*        Emerging Markets/Y      766,762  77.48%/56.88%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank*        Emerging Markets/Y       222,795  22.51%/6.53%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                   Emerging Markets/C       4,227     18.92%/.09%
Julio Noltenius
Julio G. Noltenius
Alicia Noltenius
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                   Emerging Markets/C       2,950     11.81%/.07%
G. Gene Wilhelm
Pola Wilhelm
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                   Emerging Markets/C       2,873     11.51%/.06%
Richard K. Hamilton and
Sandra H. Hamilton
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                   Emerging Markets/C       2,703     10.82%/.06%
George M. Kingsbury
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                    Emerging Markets/C       1,632     6.54%/.04%

C. Wilson Construction Company
Profit Sharing Plan
U/A/D  7-1-87
C/O First Union National Bank
301 S. Tryon Street Charlotte, NC
28288-0001

First Union National Bank*         International/Y      1,762,827  51.51%/39.71%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank*         International/Y      1,659,266  48.49%/37.37%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                    Global/A                 134         5.88%/0%
Mark Major Thomsen
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                    Global/A                 539      23.56%/.01%
John E. Benson
Vivianle M. Benson
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                    Global/A                 338        14.77%/0%
Joan B. Huber C/F
Andrew P. Huber
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                    Global/A                 338        14.77%/0%
Joan B. Huber C/F
Marissa A. Huber
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                    Global/A                 261        11.40%/0%
Richard Leyba Rubio
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank-         Global/A                 134         5.86%/0%
VA C/F
Alisa Van Zant Shannon IRA
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank-          Global/B                190        14.46%/0%
NC C/F
Glenda E. Laws
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & & Co. Febo                   Global/B                87          8.63%/0%
Christian Saade
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                     Global/B                85          6.54%/0%
Richard D. Zuroweste
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                     Global/B                832      63.34%/.01%
Allie M. Frazier
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank-          Global/B                100         7.61%/0%
FL C/F
David L. Schurger IRA
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                     Global/C                 87         7.13%/0%
Patrick K. De Garay
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

NFSC Febo #144-285862               Global/C                247        20.22%/0%
Eric J. Jorgenson
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                     Global/C                871      71.05%/.01%
R. Frazior Inc.
Investment Account
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Stephen A. Lieber                   Global/Y            1,089,041  16.82%/16.79%
C/O Lieber & Co.
2500 Westchester Avenue
Purchase, NY  10577

Charles Schwab & Co. Inc.           Global/Y            1,623,491  25.07%/28.10%
Reinvest Account
Attn: Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA  94104-4122

---------------------------------

         *Acting in various capacities for numerous accounts. As a result of its ownership of 63.41% and 77.08% of Emerging Markets and International, respectively, on June 15, 1995, First Union National Bank of North Carolina may be deemed to "control" each Fund as that term is defined in the 1940 Act.

          As a result of the ownership of 28.10% of the shares of Global on June 15, 1995, Charles Schwab & Co., Inc. may be deemed to "control" the Fund as that term is defined in the 1940 Act.


                                    INVESTMENT ADVISER
               (See also "Management of the Fund" in each Fund's Prospectus)

         The investment adviser of Global and Global Leaders is Evergreen Asset Management Corp., a New York corporation, with offices at 2500 Westchester Avenue, Purchase, New York or ("Evergreen Asset" or the "Adviser."). Evergreen Asset is owned by First Union National Bank of North Carolina ("FUNB" or the "Adviser") which, in turn, is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered in Charlotte, North Carolina. The investment adviser of Emerging Markets and International is FUNB which provides investment advisory services through its Capital Management Group. Marvin & Palmer Associates, Inc. ("Marvin & Palmer") and Boston International Advisors, Inc. ("Boston International") are the sub-advisers for Emerging Markets and International, respectively, under the terms of Sub- Advisory Agreements between FUNB and the respective sub-adviser. The Directors of Evergreen Asset are Richard K. Wagoner and Barbara I. Colvin. The executive officers of Evergreen Asset are Stephen A. Lieber, Chairman and Co-Chief Executive Officer, Nola Maddox Falcone, President and Co-Chief Executive Officer, Theodore J. Israel, Jr., Executive Vice President, Joseph J. McBrien, Senior Vice President and General Counsel, and George R. Gaspari, Senior Vice President and Chief Financial Officer.

         On June 30, 1994, Evergreen Asset and Lieber and Company ("Lieber") were acquired by First Union through certain of its subsidiaries. Evergreen Asset was acquired by FUNB, a wholly-owned subsidiary (except for directors'
qualifying shares) of First Union, by merger into EAMC Corporation ("EAMC") a wholly-owned subsidiary of FUNB. EAMC then assumed the name "Evergreen Asset Management Corp." and succeeded to the business of Evergreen Asset. Contemporaneously with the succession of EAMC to the business of Evergreen Asset and its assumption of the name "Evergreen Asset Management Corp.", Global entered into a new investment advisory agreement with EAMC and into a distribution agreement with Evergreen Funds Distributor, Inc., (the "Distributor") a subsidiary of Furman Selz Incorporated. At that time, EAMC also entered into a new sub-advisory agreement with Lieber pursuant to which Lieber provides certain services to Evergreen Asset in connection with its duties as investment adviser.

         The partnership interests in Lieber, a New York general partnership, were acquired by Lieber I Corp. and Lieber II Corp., which are both wholly-owned subsidiaries of FUNB. The business of Lieber is being continued. The new advisory and sub-advisory agreements were approved by the shareholders of Global at their meeting held on June 23, 1994, and became effective on June 30, 1994.

         Under its Investment Advisory Agreement with each Fund, each Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, each Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining their registration under the Securities Act of 1933, as amended, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, share certificates, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholder meetings and reports to shareholders. Notwithstanding the foregoing, each Adviser will pay the costs of printing and distributing prospectuses used for prospective shareholders.

         The method of computing the investment advisory fee for each Fund is described in such Fund's Prospectus. Global Leaders has not had any operations prior to the date of this Statement of Additional Information and therefore has not yet paid any advisory fees. The advisory fees paid by each of the other Funds for the three most recent fiscal periods reflected in its registration statement are set forth below:


GLOBAL               Period Ended    Year Ended     Year Ended
                         9/30/94      12/31/93       12/31/92
Advisory Fee          $1,133,380      $523,294        $75,696
                      ==========    ==========       ========
Expense
 Reimbursement           ---           $41,226       $130,246
                                        ------        -------
EMERGING
MARKETS            Year Ended
                     12/31/94
Advisory Fee          $35,047
                     --------
Waiver               ($35,047)
Net Advisory Fee     $      0
                      ========


INTERNATIONAL      Year Ended
                     12/31/94
Advisory Fee          $60,885
                    ---------
Waiver               ($44,928)

Net Advisory Fee      $15,957
                    =========

         Global changed its fiscal year end from December 31 to September 30 during the periods covered by the foregoing table. Accordingly, the investment advisory fees reported in the foregoing table reflect for Global, the period from January 1, 1994 to September 30, 1994. In addition, Emerging Markets and International commenced operations on September 6, 1994 and September 2, 1994, respectively, and, therefore, the first year's figures set forth in the table above reflect for Emerging Markets and International investment advisory fees paid for the period from commencement of operations through December 31, 1994.

     For their sub-advisory services, Marvin & Palmer and Boston International receive an annual sub-advisory fee as described in the Prospectuses. For the period from September 6, 1994 (commencement of operations) to December 31, 1994, Marvin & Palmer Associates, Inc. earned sub-advisory fees from the Emerging Markets of $23,133. For the period from September 2, 1994 (commencement of operations) to December 31, 1994, Boston International Advisers, Inc. earned sub-advisory fees from the International of $23,505. Expense Limitations

         Each Adviser's fee will be reduced by, or the Adviser will reimburse the Funds for any amount necessary to prevent such expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of the Adviser's fee) from exceeding the most restrictive of the expense limitations imposed by state securities commissions of the states in which the Funds' shares are then registered or qualified for sale. Reimbursement, when necessary, will be made monthly in the same manner in which the advisory fee is paid. Currently the most restrictive state expense limitation is 2.5% of the first $30,000,000 of the Fund's average daily net assets, 2% of the next $70,000,000 of such assets and 1.5% of such assets in excess of $100,000,000.

         Pursuant to the Sub-Advisory Agreements between FUNB and the sub-advisers, in the event that the Adviser's fee is reduced in order to meet the expense limitations established by certain states, the sub-advisory fee for the sub-adviser to the affected Fund shall be reduced in accordance with the mutual agreement of the Adviser and the sub-adviser.

         In addition, each Adviser has in some instances voluntarily limited (and may in the future limit) expenses of certain of the Funds. For the years ended December 31, 1991 and 1992, and for the four month period ended March 31, 1993, Evergreen Asset voluntarily limited the expenses of Global to 2% of average net assets.


     The Investment Advisory Agreements and Sub-Advisory Agreements are terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of each Fund's outstanding shares, or by a vote of a majority of each Trust's Trustees or by the respective Adviser. The Investment Advisory Agreements will automatically terminate in the event of their assignment. Each Investment Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder. The Investment Advisory Agreement with respect to Global was approved by the Fund's shareholders on June 23, 1994, became effective on June 30, 1994, and will continue in effect until June 30, 1996, and thereafter from year to year provided that its continuance is approved annually by a vote of a majority of the Trustees of the Evergreen Equity Trust including a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting duly called for the purpose of voting on such approval or a majority of the outstanding voting shares of the Fund. The Investment Advisory Agreement with respect to Global Leaders was approved by the sole shareholder of Global Leaders on September 22, 1995. It became effective on September 29, 1995, and will continue in effect until September 29, 1997, and thereafter from year to year provided that its continuance is approved annually by a vote of a majority of the Trustees of the Trust including a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting duly called for the purpose of voting on such approval or a majority of the outstanding voting shares of the Fund. With respect to Emerging Markets and International, the Investment Advisory Agreement dated February 28, 1985 and amended from time to time thereafter and the Sub-Advisory Agreements dated July 28, 1994 were last approved by the Trustees of Evergreen Investment Trust (formerly, First Union Funds) on April 20, 1995 and each Agreement will continue from year to year with respect to each Fund provided that such continuance is approved annually by a vote of a majority of the Trustees of Evergreen Investment Trust including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of each Fund.


         Certain other clients of each Adviser may have investment objectives and policies similar to those of the Funds. Each Adviser (including the sub-advisers) may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of each

Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including one or more of the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

         Although the investment objectives of the Funds are not the same, and their investment decisions are made independently of each other, they rely upon the same resources for investment advice and recommendations. Therefore, on occasion, when a particular security meets the different investment objectives of the various Funds, they may simultaneously purchase or sell the same security. This could have a detrimental effect on the price and quantity of the security available to each Fund. If simultaneous transactions occur, the Adviser attempts to allocate the securities, both as to price and quantity, in accordance with a method deemed equitable to each Fund and consistent with their different investment objectives. In some cases, simultaneous purchases or sales could have a beneficial effect, in that the ability of one Fund to participate in volume transactions may produce better executions for that Fund.

     Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and the other registered investment companies for which either Evergreen Asset or FUNB acts as investment adviser or between the Fund and any advisory clients of Evergreen Asset, FUNB, Lieber & Company, Marvin & Palmer or Boston International. Each Fund may from time to time engage in such transactions but only in accordance with these procedures and if they are equitable to each participant and consistent with each participant's investment objectives.

         Prior to July 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provided legal, accounting and other administrative personnel and support services to each of the portfolios of Evergreen Investment Trust. The Trust paid a fee for such services at the following annual rate: .15% on the first $250 million average daily net assets of the Trust; .125% on the next $250 million; .10% on the next $250 million and .075% on assets in excess of $250 million. For the period from September 6, 1994 (commencement of operations) to December 31, 1994, Emerging Markets incurred $15,890 in administrative service costs, all of which was voluntarily waived. From September 2, 1994 (commencement of operations) to December 31, 1994, International incurred $16,438 in administrative service costs, all of which was voluntarily waived.

         Commencing July 1, 1995, Evergreen Asset will provide administrative services to each of the portfolios of Evergreen Investment Trust and to Global Leaders for a fee based on the average daily net assets of each fund administered by Evergreen Asset for which Evergreen Asset or FUNB also serves as investment adviser, calculated daily and payable monthly at the following annual rates: .050% on the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $10 billion; and .010% on assets in excess of $30 billion. Furman Selz Incorporated, the parent of the Distributor, serves as sub-administrator to Emerging Markets, International and Global Leaders and is entitled to receive a fee from each Fund calculated on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which FUNB or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of mutual funds administered by Evergreen Asset for which Evergreen Asset or FUNB serves as investment adviser as of March 31, 1995 were approximately $7.95 billion.

                              DISTRIBUTION PLANS

         Reference is made to "Management of the Fund - Distribution Plans and Agreements" in the Prospectus of each Fund for additional disclosure regarding the Funds' distribution arrangements. Distribution fees are accrued daily and paid monthly on the Class A, B and C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares, are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund (except Global Leaders, which only offers Class Y shares) with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of each Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of Trustees who are not "interested persons" of each Trust (as defined in the 1940 Act) are committed to the discretion of such disinterested Trustees then in office.

         Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Global commenced offering Class A, B and C shares on January 3, 1995. The Plan with respect to the Fund became effective on December 30, 1994 and was initially approved by the sole shareholder of each Class of shares of the Fund with respect to which a Plan was adopted on that date and by the unanimous vote of the Trustees of the Trust, including the disinterested Trustees voting separately, at a meeting called for that purpose and held on December 13, 1994. The Distribution Agreement between the Fund and the Distributor, pursuant to which distribution fees are paid under the Plan by the Fund with respect to its Class A, Class B and Class C shares was also approved at the December 13, 1994 meeting by the unanimous vote of the Trustees, including the disinterested Trustees voting separately. Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Class, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as Trustees of the Trust) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         Prior to July 8, 1995, Federated Securities Corp., a subsidiary of Federated Investors, served as the distributor for Emerging Markets and International as well as other portfolios of Evergreen Investment Trust. The Distribution Agreements between each Fund and the Distributor pursuant to which distribution fees are paid under the Plans by each Fund with respect to its Class A, Class B and Class C shares were approved on June 15, 1995 by the unanimous vote of the Trustees including the disinterested Trustees voting separately.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         In addition to the Plans, Emerging Markets and International have each adopted a Shareholder Services Plan whereby shareholder servicing agents may receive fees from the Fund for providing services which include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemptions of Class B and Class C shares of the Fund.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of a Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. With respect to Emerging Markets and International, amendments to the Shareholder Services Plan require a majority vote of the disinterested Trustees but do not require a shareholders vote. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (a) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the Trustees who are not "interested persons" as defined in the 1940 Act, or (b) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

         For the period from September 6, 1994 (commencement of operations) to December 31, 1994, Emerging Markets incurred $505 in distribution services fees on behalf of Class A shares. For the period from September 2, 1994 (commencement of operations) to December 31, 1994, International incurred $1,270 in distribution services fees on behalf of Class A shares.

         For the period from September 6, 1994 (commencement of operations) to December 31, 1994, Emerging Markets incurred $2,924 in distribution services fees of Class B shares. For the period from September 2, 1994 (commencement of operations) to December 31, 1994, International incurred $8,718 in distribution services fees on behalf of Class B shares.

         For the period from September 6, 1994 (commencement of operations) to December 31, 1994, Emerging Markets incurred $163 in distribution services fees on behalf of Class C shares. For the period from September 2, 1994 (commencement of operations) to December 31, 1994, International incurred $281 in distribution service fees on behalf of its Class C shares.

Shareholder Services Plans - Emerging Markets and International

         For the period ended December 31, 1994, Emerging Markets incurred shareholder services fees of $975 and $54 on behalf of Class B shares and Class C shares, respectively; and International incurred shareholder services fees of $2,906 and $93 on behalf of Class B shares and Class C shares, respectively.

                              ALLOCATION OF BROKERAGE

         Decisions regarding each Fund's portfolio are made by its Adviser or, in the case of Emerging Markets and International, the sub-advisers, subject to the supervision and control of the Trustees. Orders for the purchase and sale of securities and other investments are placed by employees of the Adviser or sub-advisers, all of whom, in the case of Evergreen Asset, are associated with Lieber. In general, the same individuals perform the same functions for the other funds managed by the Adviser or sub-advisers. A Fund will not effect any brokerage transactions with any broker or dealer affiliated directly or indirectly with the Adviser or sub-advisers unless such transactions are fair and reasonable, under the circumstances, to the Fund's shareholders. Circumstances that may indicate that such transactions are fair or reasonable include the frequency of such transactions, the selection process and the commissions payable in connection with such transactions.

         A substantial portion of the transactions in equity securities for each Fund will occur on foreign stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Over-the-counter transactions will generally be placed directly with a principal market maker, although the Fund may place an over-the-counter order with a broker-dealer if a better price (including commission) and execution are available.

         It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

         In selecting firms to effect securities transactions, the primary consideration of each Fund shall be prompt execution at the most favorable price. A Fund will also consider such factors as the price of the securities and the size and difficulty of execution of the order. If these objectives may be met with more than one firm, the Fund will also consider the availability of statistical and investment data and economic facts and opinions helpful to the Fund. To the extent that receipt of these services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

         No Fund, other than Global, allocated brokerage commissions to firms in exchange for research during the most recent fiscal year. Of the total brokerage commissions paid by Global for its fiscal year ended September 30, 1994, $738,237 or 80% were allocated in exchange for best execution and research.

         Under Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules adopted thereunder by the Securities and Exchange Commission, Lieber may be compensated for effecting transactions in portfolio securities for a Fund on a national securities exchange provided the conditions of the rules are met. Each Fund advised by Evergreen Asset has entered into an agreement with Lieber authorizing Lieber to retain compensation for brokerage services. In accordance with such agreement, it is contemplated that Lieber, a member of the New York and American Stock Exchanges, will, to the extent practicable, provide brokerage services to the Fund with respect to substantially all securities transactions effected on the New York and American Stock Exchanges. In such transactions, a Fund will seek the best execution at the most favorable price while paying a commission rate no higher than that offered to other clients of Lieber or that which can be reasonably expected to be offered by an unaffiliated broker-dealer having comparable execution capability in a similar transaction. However, no Fund will engage in transactions in which Lieber would be a principal. While no Fund advised by Evergreen Asset contemplates any ongoing arrangements with other brokerage firms, brokerage business may be given from time to time to other firms. In addition, the Trustees have adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all brokerage
transactions  with  Lieber,  as  an  affiliated  broker-dealer,   are  fair  and
reasonable.


         Any profits from brokerage commissions accruing to Lieber as a result of portfolio transactions for the Fund will accrue to FUNB and to its ultimate parent, First Union. The Investment Advisory Agreements do not provide for a reduction of the Adviser's fee with respect to any Fund by the amount of any profits earned by Lieber from brokerage commissions generated by portfolio transactions of the Fund.


         The following chart shows: (1) the brokerage commissions paid by Global during its last three fiscal years; (2) the amount and percentage thereof paid to Lieber; and (3) the percentage of the total dollar amount of all portfolio transactions with respect to which commissions have been paid which were effected by Lieber:

GLOBAL               Period Ended     Year Ended    Year Ended
                          9/30/94       12/31/93      12/31/92
Total Brokerage          $917,989       $868,367      $196,719
Commissions
Dollar Amount and %      $174,137       $154,666        $5,685
paid to Lieber                19%            18%           26%
% of Transactions
Effected by Lieber            33%            29%           35%

         Global changed its fiscal year end from December 31 to September 30 during the periods covered by the foregoing table. Accordingly, the commissions reported in the foregoing table reflect for Global the period from January 1, 1994 to September 30, 1994.

         Emerging Markets and International did not pay any commissions to Lieber. For the period from September 6, 1994 (commencement of operations) to December 31, 1994, Emerging Markets paid $41,532 in commissions on brokerage transactions. For the period from September 2, 1994 (commencement of operations) to December 31, 1994, International paid $16,438 in commissions on brokerage transactions.

       ADDITIONAL TAX INFORMATION  (See also "Taxes" in the Prospectus)


     Each Fund other than Global Leaders has qualified and intends to continue to qualify for and elect, and Global Leaders intends to qualify for and elect, the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

(Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (b) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

         Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any). Any dividends received by a Fund from domestic corporations will constitute a portion of the Fund's gross investment income. It is anticipated that this portion of the dividends paid by a Fund (other than distributions of securities profits) will qualify for the 70% dividends-received deduction for corporations. Shareholders will be informed of the amounts of dividends which so qualify.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income. Such distributions are not eligible for the dividends-received deduction. Any loss recognized upon the sale of shares of a Fund held by a shareholder for six months or less will be treated as a long-term capital loss to the extent that the shareholder received a long-term capital gain distribution with respect to such shares.

         Distributions of investment company taxable income and any net short-term capital gains will be taxable as ordinary income as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         Distributions by each Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

         Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gains or loss will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

     Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions. The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

Special Tax Considerations

     Each Fund maintains accounts and calculates income in U.S. dollars. In general, gains or losses on the disposition of debt securities denominated in a foreign currency that are attributable to fluctuations in exchange rates between the date the debt security is acquired and the date of disposition, gains and losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities, and gains and losses from the disposition of foreign currencies and foreign currency forward contracts will be treated as ordinary income or loss. These gains or losses increase or decrease, respectively, the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

         Each Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) are subject to special provisions of the Code that, among other things, may affect the character of gains and losses of the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes. Each Fund will monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules. The Funds anticipate that their hedging activities will not adversely affect their regulated investment company status.

         Income received by a Fund from sources within various foreign countries may be subject to foreign income tax. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required: (i) to treat a proportionate share of dividends paid by the Fund which represent foreign source income received by the Fund plus the foreign taxes paid by the Fund as foreign source income; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against Federal income taxes (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

         Each Fund intends to meet for each taxable year the requirements of the Code to "pass through" to its shareholders foreign income taxes paid if it is determined by its Adviser to be beneficial to do so. There can be no assurance that the Fund will be able to pass through foreign income taxes paid. Each shareholder will be notified within 60 days after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid and (ii) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for Federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

         Each Fund may invest in certain entities that may qualify as "passive foreign investment companies." Generally, the income of such companies may become taxable to the Fund prior to the receipt of distributions, or, alternatively, income taxes and interest charges may be imposed on the Fund on "excess distributions" received by the Fund or on gain from the disposition of such investments by the Fund. In addition, gains from the sale of such investments held for less than three months will count toward the 30% of gross income test described above. Each Fund will take steps to minimize income taxes and interest charges arising form such investments, and will monitor such investments to insure that the Fund complies with the 30% of gross income test. Proposed tax regulations, if they become effective, will allow the Funds to mark to market and recognize gains on such investments at each Fund's taxable year end. The Funds would not be subject to income tax on these gains if they are distributed subject to these proposed rules.

                                      NET ASSET VALUE

         The following information supplements that set forth in each Prospectus under the subheading "How to Buy Shares - How the Funds Value Their Shares" in the Section entitled "Purchase and Redemption of Shares".

         The public offering price of shares of a Fund is its net asset value, plus, in the case of Class A shares, a sales charge which will vary depending on the purchase alternative chosen by the investor, as more fully described in the Prospectus. See "Purchase of Shares - Class A Shares - Front-End Sales Charge Alternative. " On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which a Fund invests might materially affect the value of Fund shares, the per share net asset value of each such Fund is computed in accordance with the Declaration of Trust and By-Laws governing each Fund as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday. For each Fund, securities for which the primary market is on a domestic or foreign exchange and over-the-counter securities admitted to trading on the NASDAQ National List are valued at the last quoted sale or, if no sale, at the mean of closing bid and asked price and portfolio bonds are presently valued by a recognized pricing service when such prices are believed to reflect the fair value of the security. Over-the-counter securities not included in the NASDAQ National List for which market quotations are readily available are valued at a price quoted by one or more brokers. If accurate quotations are not available, securities will be valued at fair value determined in good faith by the Board of Trustees.

         The respective per share net asset values of the Class A, Class B, Class C and Class Y shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset value of the Class A shares (and, in turn, that of Class A shares may be lower than Class Y shares) as a result of the greater daily expense accruals, relative to Class A and Class Y shares, of Class B and Class C shares relating to distribution services fees (and, with respect to Emerging Market and International shareholder service fee) and, to the extent applicable, transfer agency fees and the fact that Class Y shares bear no additional distribution, shareholder service or transfer agency related fees. While it is expected that, in the event each Class of shares of a Fund realizes net investment income or does not realize a net operating loss for a period, the per share net asset values of the four classes will tend to converge immediately after the payment of dividends, which dividends will differ by approximately the amount of the expense accrual differential among the Classes, there is no assurance that this will be the case. In the event one or more Classes of a Fund experiences a net operating loss for any fiscal period, the net asset value per share of such Class or Classes will remain lower than that of Classes that incurred lower expenses for the period.

         To the extent that any Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities will be translated into United States dollars at the mean between the buying and selling rates of the currency in which such a security is denominated against United States dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Fund. The Trustees will monitor, on an ongoing basis, a Fund's method of valuation. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in a Fund's calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made. Securities transactions are accounted for on the trade date, the date the order to buy or sell is executed. Dividend income and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date.

                    PURCHASE OF SHARES

         The following information supplements that set forth in each Prospectus under the heading "Purchase and Redemption of Shares - How To Buy Shares." General

         Shares of each Fund will be offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase (the "front-end sales charge alternative"), with a contingent deferred sales charge (the deferred sales charge alternative"), or without any front-end sales charge, but with a contingent deferred sales charge imposed only during the first year after purchase (the "level-load alternative"), as described below. Class Y shares which, as described below, are not offered to the general public, are offered without any front-end or contingent sales charges. Shares of each Fund are offered on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Distributor ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Distributor ("selected agents"), or (iii) the Distributor. The minimum for initial investments is $1,000; there is no minimum for subsequent investments. The subscriber may use the Share Purchase Application available from the Distributor for his or her initial investment. Sales personnel of selected dealers and agents distributing a Fund's shares may receive differing compensation for selling Class A, Class B or Class C shares.

         Investors may purchase shares of a Fund in the United States either through selected dealers or agents or directly through the Distributor. A Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined (plus for Class A shares, the applicable sales charges), as described below. Orders received by the Distributor prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus for Class A shares the sales charges). In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to the Distributor prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

Alternative Purchase Arrangements

         Each Fund (other than Global Leaders, which only offers Class Y shares) issues four classes of shares: (i) Class A shares, which are sold to investors choosing the front-end sales charge alternative; (ii) Class B shares, which are sold to investors choosing the deferred sales charge alternative; (iii) Class C shares, which are sold to investors choosing the level-load sales charge alternative; and (iv) Class Y shares, which are offered only to (a) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset,
(b) certain investment advisory clients of the Advisers and their affiliates, and (c) institutional investors. The four classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (I) Class A, Class B and Class C shares are subject to a Rule 12b-1 distribution fee, (II) Class B and Class C shares of Emerging Markets and International are subject to a shareholder service fee, (III) Class A shares bear the expense of the front-end sales charge and Class B and Class C shares bear the expense of the deferred sales charge,
(IV) Class B shares and Class C shares each bear the expense of a higher Rule 12b-1 distribution services fee and shareholder service fee than Class A shares and, in the case of Class B shares, higher transfer agency costs, (V) with the exception of Class Y shares, each Class of each Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services (and, to the extent applicable, shareholder service) fee is paid which relates to a specific Class and other matters for which separate Class voting is appropriate under applicable law, provided that, if the Fund submits to a simultaneous vote of Class A, Class B and Class C shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, the Class A shareholders and the Class B and Class C shareholders will vote separately by Class, and (VI) only the Class B shares are subject to a conversion feature. Each Class has different exchange privileges and certain different shareholder service options available.

         The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services (and, to the extent applicable, shareholder service) fee and contingent deferred sales charges on Class B shares prior to conversion, or the accumulated distribution services (and, to the extent applicable, shareholder service) fee on Class C shares, would be less than the front-end sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class B and Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at the lowest applicable sales charge. For this reason, the Distributor will reject any order (except orders for Class B shares from certain retirement plans) for more than $2,500,000 for Class B or Class C shares.

         Class A shares are subject to a lower distribution services fee and no shareholder service fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because front-end sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced front-end sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution (and, to the extent applicable, shareholder service) charges on Class B shares or Class C shares may exceed the front-end sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such front-end sales charges, not all their funds will be invested initially.

         Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution services (and, to the extent applicable, shareholder service) fees and, in the case of Class B shares, being subject to a contingent deferred sales charge for a seven-year period. For example, based on current fees and expenses, an investor subject to the

4.75% front-end sales charge would have to hold his or her investment approximately seven years for the Class B and Class C distribution services (and, to the extent applicable, shareholders service) fees, to exceed the front-end sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class B and Class C distribution services (and, to the extent applicable, shareholder service) fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

         Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the seven year period during which Class B shares are subject to a contingent deferred sales charge may find it more advantageous to purchase Class C shares.

         With respect to each Fund, the Trustees have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C and Class Y shares. On an ongoing basis, the Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Front-end Sales Charge Alternative--Class A Shares

         The public offering price of Class A shares for purchasers choosing the front-end sales charge alternative is the net asset value plus a sales charge as set forth in the Prospectus for each Fund.

         Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The Fund receives the entire net asset value of its Class A shares sold to investors. The Distributor's commission is the sales charge set forth in the Prospectus for each Fund, less any applicable discount or commission "reallowed" to selected dealers and agents. The Distributor will reallow discounts to selected dealers and agents in the amounts indicated in the table in the Prospectus. In this regard, the Distributor may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Distributor.

         Set forth below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares of a Fund aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of Class A shares of each Fund at the end of each Fund's latest fiscal year.

                Net     Per Share              Offering
                Asset   Sales                  Price
                Value   Charge      Date       Per Share

Emerging
Markets         $ 8.17  $.41        12/31/94   $ 8.58

International   $ 9.50  $.47        12/31/94   $9.97

Global          $13.81  $.69         9/30/94   $14.50

         Prior to January 3, 1995, shares of Global were offered exclusively on a no-load basis and, accordingly, no underwriting commissions were paid in respect of sales of shares of the Fund or retained by the Distributor. In addition, since Class B and Class C shares were not offered prior to January 3, 1995, contingent deferred sales charges have been paid to the Distributor with respect to Class B or Class C shares only since January 3, 1995.

         With respect to Emerging Markets, and International for the periods indicated, the following commissions were paid to and amounts were retained by Federated Securities Corp., which, prior to July 7, 1995, was the principal underwriter of portfolios of Evergreen Investment Trust:

                                    Period From
                              September 6, 1994
                                   to  12/31/94
Emerging Markets:
  Commissions Received              $11,000
  Commissions Retained                ----


                           Period From
                           September 2, 1994

International:             to December 31, 1994
  Commissions Received              $6,000
  Commissions Retained              $1,000

         Investors  choosing the front-end  sales charge  alternative  may under certain circumstances be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

         Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions by combining purchases of shares of one or more Evergreen mutual funds other than money market funds into a single "purchase", if the resulting "purchase" totals at least $100,000. The term "purchase" refers to:
(i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company", as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any Evergreen mutual fund. Currently, the Evergreen mutual funds include:

     Evergreen Fund
     Evergreen Global Real Estate Equity Fund
     Evergreen Global Leaders Fund
     Evergreen U.S. Real Estate Equity Fund
     The Evergreen Limited Market Fund, Inc.
     Evergreen Growth and Income Fund
     Evergreen Total Return Fund
     Evergreen American  Retirement  Fund
     Evergreen Small Cap Equity Income Fund
     Evergreen Tax Strategic  Foundation Fund
     Evergreen Short-Intermediate Municipal Fund
     Evergreen Short-Intermediate Municipal Fund-CA
     Evergreen Tax Exempt Money Market Fund
     Evergreen Money Market Fund Evergreen Foundation Fund

     Evergreen Florida High Income Fund
     Evergreen Aggressive  Growth  Fund
     Evergreen Balanced  Fund*
     Evergreen Utility  Fund*
     Evergreen Value Fund*
     Evergreen U.S.  Government  Fund*
     Evergreen Fixed Income Fund*
     Evergreen Managed Bond Fund*
     Evergreen Emerging Markets Growth Fund*
     Evergreen International Equity Fund*
     Evergreen Treasury Money Market Fund*
     Evergreen Florida  Municipal Bond Fund*
     Evergreen Georgia Municipal Bond Fund*
     Evergreen North Carolina Municipal Bond Fund*
     Evergreen South Carolina Municipal Bond Fund*
     Evergreen Virginia Municipal Bond Fund*
     Evergreen High Grade Tax Free Fund*



*  Prior  to July 7,  1995,  each  Fund  was  named  "First  Union"  instead  of
"Evergreen."

         Prospectuses for the Evergreen mutual funds may be obtained without charge by contacting the Distributor or the Advisers at the address or telephone number shown on the front cover of this Statement of Additional Information.

     Cumulative  Quantity  Discount  (Right  of  Accumulation).   An  investor's
purchase of additional Class A shares of a Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of:

                  (i)  the investor's current purchase;

                  (ii) the net asset value (at the close of business on the previous day) of (a) all Class A, Class B and Class C shares of the Fund held by the investor and (b) all such shares of any other Evergreen mutual fund held by the investor; and

                  (iii) the net asset value of all shares described in paragraph
                  (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).


         For example, if an investor owned Class A, B or C shares of an Evergreen mutual fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of a Fund worth an additional $100,000, the sales charge for the $100,000 purchase would be at the 3.00% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.75% rate.

         To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

         Statement of Intention. Class A investors may also obtain the reduced sales charges shown in the Prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B and/or Class C shares) of the Fund or any other Evergreen mutual fund. Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of Class A, B or C shares of the Fund or any other Evergreen mutual fund made not more than 90 days prior to the date that the investor signs a Statement of Intention; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

         Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Evergreen mutual funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other Evergreen mutual fund, to qualify for the 3.75% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

     The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional shares of the Fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases.

         Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus while current Class A shareholders desiring to do so can obtain a form of Statement of Intention by contacting a Fund at the address or telephone number shown on the cover of this Statement of Additional Information.

         Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Evergreen mutual funds available to their participants. Investments made by such employee benefit plans may be exempt from any applicable front-end sales charges if they meet the criteria set forth in the Prospectus under "Class A Shares-Front End Sales Charge Alternative". The Advisers may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen mutual funds available to their participants.

         Reinstatement Privilege. A Class A shareholder who has caused any or all of his or her shares of the Fund to be redeemed or repurchased may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Fund at net asset value without any sales charge, provided that such reinvestment is made within 30 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for Federal tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund. The reinstatement privilege may be used by the shareholder only once, irrespective of the number of shares redeemed or repurchased, except that the privilege may be used without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his or her individual retirement account or other qualified retirement plan account. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this Statement of Additional Information.

         Sales at Net Asset Value. In addition to the categories of investors set forth in the Prospectus, each Fund may sell its Class A shares at net asset value, i.e., without any sales charge, to: (i) certain investment advisory clients of the Advisers or their affiliates; (ii) officers and present or former Trustees of the Trust; present or former trustees of other investment companies managed by the Advisers; present or retired full-time employees of the Adviser; officers, directors and present or retired full-time employees of the Adviser, the Distributor, and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (iii) certain employee benefit plans for employees of the Adviser, the Distributor and their affiliates; (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer and approved by the Distributor, pursuant to which such persons pay an asset-based fee to such broker-dealer, or its affiliate or agent, for service in the nature of investment advisory or administrative services. These provisions are intended to provide additional job-related incentives to persons who serve the Funds or work for companies associated with the Funds and selected dealers and agents of the Funds. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Funds and the Distributor.

Deferred Sales Charge Alternative--Class B Shares

     Investors choosing the deferred sales charge alternative purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without a front-end sales charge so that the full amount of the investor's purchase payment is invested in the Fund initially.

         Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee (and, with respect to Emerging Markets and International, the shareholder service fee) enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee (and, with respect to Emerging Markets and International, the shareholder service fee) incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

         Contingent Deferred Sales Charge. Class B shares which are redeemed within seven years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no contingent deferred sales charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

         In determining the contingent deferred sales charge applicable to a redemption, it will be assumed, that the redemption is first of any Class A shares or Class C shares in the shareholder's Fund account, second of Class B shares held for over eight years or Class B shares acquired pursuant to reinvestment of dividends or distributions and third of Class B shares held longest during the eight-year period.

         To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares, 10 Class B shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, of the $600 of the shares redeemed $400 of the redemption proceeds (40 shares x $10 original purchase price) will be charged at a rate of 4.0% (the applicable rate in the second year after purchase for a contingent deferred sales charge of $16).

         The contingent deferred sales charge is waived on redemptions of shares
(i) following the death or disability, as defined in the Code, of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2.

         Conversion Feature. At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee (and, with respect to Emerging Markets and International, the shareholder service fee) imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

         For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

     The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution services fee (and, with respect to Emerging Markets and International, shareholder service fee) and transfer agency costs with respect to Class B shares does not result in the dividends or distributions payable with respect to other Classes of a Fund's shares being deemed "preferential dividends" under the Code, and (ii) the conversion of Class B shares to Class A shares does not constitute a taxable event under Federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee (and, with respect to Emerging Markets and International, shareholder services fee)for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

Level-Load Alternative--Class C Shares

         Investors choosing the level load sales charge alternative purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a front-end sales charge. However, you will pay a 1.0% contingent deferred sales charge if you redeem shares during the first year after purchase. No charge is imposed in connection with redemptions made more than one year from the date of purchase. Class C shares are sold without a front-end sales charge so that the Fund will receive the full amount of the investor's purchase payment and after the first year without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee (and, with respect to Emerging Markets and International, shareholder service fee) enables the Fund to sell Class C shares without either a front-end or contingent deferred sales charge. However, unlike Class B shares, Class C shares do not convert to any other class shares of the Fund. Class C shares incur higher distribution services fees (and, with respect to Emerging Markets and International, shareholder service fees) than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares. Class Y Shares

         Class Y shares are not offered to the general public and are available only to (i) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset, (ii) certain investment advisory clients of the Advisers and their affiliates, and (iii) institutional investors. Class Y shares do not bear any Rule 12b-1 distribution expenses and are not subject to any front-end or contingent deferred sales charges.

                            GENERAL INFORMATION ABOUT THE FUNDS

(See also "Other Information - General Information" in each Fund's Prospectus)

Capitalization and Organization

     The Evergreen Emerging Markets Growth Fund and Evergreen International Equity Fund, which prior to July 7, 1995 were known as the First Union Emerging Markets Growth Portfolio, and First Union International Equity Portfolio, respectively, are each separate series of Evergreen Investment Trust, a Massachusetts business trust. On July 7, 1995, First Union Funds changed its name to Evergreen Investment Trust. On December 14, 1992, The Salem Funds changed its name to First Union Funds. The Evergreen Global Real Estate Equity Fund and Evergreen Global Leaders Fund are each separate series of Evergreen Equity Trust (formerly Evergreen Real Estate Equity Trust), a Massachusetts business trust. The above-named Trusts are individually referred to in this Statement of Additional Information as the "Trust" and collectively as the "Trusts." Each Trust is governed by a board of trustees. Unless otherwise stated, references to the "Board of Trustees" or "Trustees" in this Statement of Additional Information refer to the Trustees of all the Trusts.

         Global and Global Leaders may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Emerging Markets and International may issue an unlimited number of shares of beneficial interest without par value. All shares of these Funds have equal rights and privileges. Each share is entitled to one vote, to participate equally in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of these Funds are fully paid, nonassessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

         Under each Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Fund or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Declaration of Trust of each Trust or the 1940 Act.

         Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

         The Trustees of each Trust are authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of a Trust with different investment objectives, policies or restrictions, additional series of shares may be created by one or more Funds. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the State of Massachusetts. If shares of another series of a Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.

         In addition any Fund may, in the future, create additional classes of shares which represent an interest in the same investment portfolio. Except for the different distribution related an other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

         Procedures for calling a shareholders' meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act will be available to shareholders of each Fund. The rights of the holders of shares of a series of a Fund may not be modified except by the vote of a majority of the outstanding shares of such series.

         An order has been received from the Securities and Exchange Commission permitting the issuance and sale of multiple classes of shares representing interests in each Fund. In the event a Fund were to issue additional Classes of shares other than those described herein, no further relief from the Securities and Exchange Commission would be required.

Distributor

         Evergreen Funds Distributor, Inc. (the "Distributor"), 230 Park Avenue, New York, New York 10169, serves as each Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of any Fund. The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the Agreement between the Fund and the Distributor, the Fund has agreed to indemnify the Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended.

Counsel

         Sullivan & Worcester, Washington, D.C., serves as counsel to the Funds. Independent Auditors

         Price Waterhouse LLP has been selected to be the independent auditors of Global and Global Leaders.

         KPMG Peat Marwick LLP has been selected to be the independent auditors of Emerging Markets and International.

                          PERFORMANCE INFORMATION

Total Return

         From time to time a Fund may advertise its "total return." Computed separately for each class, the Fund's "total return" is its average annual compounded total return for recent one, five, and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Securities and Exchange Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid. The Fund will include performance data for Class A, Class B, Class C and Class Y shares in any advertisement or information including performance data of the Fund.

         With respect to Global, the shares of the Fund outstanding prior to January 3, 1995 have been reclassified as Class Y shares. The average annual compounded total return for each Class of shares offered by the Funds for the most recently completed one, five and ten year fiscal periods is set forth in the table below.


                                             From
Global          1 Year     5 Years         2/1/89
                 Ended       Ended     (inception)
               9/30/94     9/30/94     to  9/30/94
Class A         -1.74%       6.28%           5.92%
Class B         -1.84%       7.01%           5.70%
Class C          2.16%       7.32%           6.83%
Class Y          3.16%       7.32%           6.83%


                    From
Emerging          9/6/94
Markets       (inception)
              to 12/31/94

Class A          -22.19%
Class B          -22.50%
Class C          -19.20%
Class Y          -18.30%


International      From 9/2/94 (Inception)
                          to 12/31/94

Class A                    -9.60%

Class B                    -9.89%
Class C                    -6.09%
Class Y                    -5.02%


         The performance numbers for Global for the Class A, Class B and Class C shares are hypothetical numbers based on the performance for Class Y shares as adjusted for any applicable front-end sales charge or contingent deferred sales charge.

         A Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in a Fund's portfolio and its expenses. Total return information is useful in reviewing a Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in a Fund is not fixed and will fluctuate in response to prevailing market conditions.

YIELD CALCULATIONS

         From time to time, a Fund may quote its yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields are computed by dividing the Fund's interest income (as defined in the SEC yield formula) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate.
The formula for calculating yield is as follows:

                           YIELD = 2[(a-b+1)6-1]
                                      cd

Where    a = Interest earned during the period
         b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Gains and losses generally are excluded from the calculation. Income calculated for purposes of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yields quoted for a Fund may differ from the rate of distributions a Fund paid over the same period, or the net investment income reported in a Fund's financial statements.
         Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds'
investment portfolios, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         The yield of each Fund for the thirty-day period ended December 31, 1994 (May 31, 1995 with respect to Global) for each Class of shares offered by the Funds is set forth in the table below:

Global Class A 1.05% Class B .41% Class C .43% Class Y 1.13%

Emerging Markets
  Class A  N/A
  Class B  N/A
  Class C  N/A
  Class Y  N/A

International
  Class A  N/A
  Class B  N/A

  Class C  N/A
  Class Y  N/A


Non-Standardized Performance

         In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

GENERAL

From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, Europe, Australia and Far East index, Morgan Stanley Capital International Emerging Markets Free Index or any other commonly quoted index of common stock prices, which are unmanaged indices of selected common stock prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to each Adviser at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trusts with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Securities and Exchange Commission in Washington, D.C.

                             FINANCIAL STATEMENTS

         Each Fund's (other than Global Leaders') financial statements appearing in their most current fiscal year Annual Report to shareholders and the report thereon of the independent auditors appearing therein, namely Price Waterhouse LLP (in the case of Global) or KPMG Peat Marwick LLP (in the case of Emerging Markets and International) are incorporated by reference in this Statement of Additional Information. The Annual Reports to Shareholders for each Fund, which contain the referenced statements, are available upon request and without charge. The inital audited financial statement of Global Leaders is part of this Statement of Additional Information.

                  APPENDIX A - NOTE, BOND AND COMMERCIAL PAPER RATINGS NOTE RATINGS

         Moody's Investors Service, Inc.: MIG-1 -- the best quality. MIG-2 -- high quality, with margins of protection ample though not so large as in the preceding group. MIG-3 -- favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

     Standard & Poor's Ratings Group, Inc.: SP-1 -- Very strong or strong capacity to pay principal and interest. SP-2 -- Satisfactory capacity to pay principal and interest.


BOND RATINGS

         Moody's Investors Service: Aaa -- judged to be the best quality, carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards; A -- possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa -- considered as medium grade obligations which are neither highly protected nor poorly secured. Moody's Investors Service also applies numerical indicators, 1, 2 and 3, to rating categories Aa through Baa. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.
         Standard & Poor's Ratings Group: AAA -- highest grade obligations, possesses the ultimate degree of protection as to principal and interest; AA -- also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree; A -- regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and principal are regarded as safe; BBB -- regarded as having adequate capacity to pay interest and repay principal but are more susceptible than higher rated obligations to the adverse effects of changes in economic and trade conditions. Standard & Poor's Ratings Group applies indicators "+", no character, and "-" to the above rating categories AA through BBB. The indicators show relative standing within the major rating categories.

         Duff & Phelps: AAA - highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A -- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

         Fitch: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with a very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions; and BBB -- satisfactory credit quality with adequate ability with regard to interest and principal, and likely to be affected by adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of a credit within those rating categories.

COMMERCIAL PAPER RATINGS

         Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2 and 3 are used to denote relative strength within this highest classification.

         Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

         Duff & Phelps: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

         Fitch: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong credit quality, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.


*******************************************************************************
*******************************************************************************

                       EVERGREEN REAL ESTATE EQUITY TRUST

PART C.    OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a.       Financial Statements

         Included in Part A of this Registration Statement:

         Financial Highlights for Evergreen Global Real Estate Equity Fund for the fiscal period from February 1, 1989 (commencement of operations) through December 31, 1989, for the fiscal years ended December 31, 1990 through December 31, 1993 and for the fiscal period ended September 30, 1994 and the six months ended March 31, 1995.

         Financial Highlights for Evergreen U.S. Real Estate Equity Fund for the fiscal period from September 1, 1993 (commencement of operations) through December 31, 1993 and for the fiscal period ended September 30, 1994 and the six months ended March 31, 1995.

              Included in Part B of this Registration Statement:*

         Statement of Investments for Evergreen Global Real Estate Equity Fund and Evergreen U.S. Real Estate Equity Fund as of September 30, 1994 and March 31, 1995

         Statement of Assets and Liabilities for Evergreen Global Real Estate Equity Fund and Evergreen U.S. Real Estate Equity Fund as of September 30, 1994 and March 31, 1995

         Statement of Operations of Evergreen Global Real Estate Equity Fund and Evergreen U.S. Real Estate Equity Fund for the year ended September 30, 1994 and the six months ended March 31, 1995.

         Statements of Changes in Net Assets of Evergreen Global Real Estate Equity Fund and Evergreen U.S. Real Estate Equity Fund for the fiscal years ended December 31, 1993 and September 30, 1994 and the six months ended March 31, 1995.

         Financial Highlights of Evergreen Global Real Estate Equity Fund and Evergreen U.S. Real Estate Equity Fund

         Notes to Financial Statements of Evergreen Global Real Estate Equity Fund and Evergreen U.S. Real Estate Equity Fund

         Report of Independent Auditors of Evergreen Global Real Estate Equity Fund and Evergreen U.S. Real Estate Equity Fund

         Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required or the required information is shown in the financial statements or notes thereto.

b.       Exhibits

         Number   Description

         1(A)     Declaration of Trust**
         1(B)     Certification of Amendment to Declaration of Trust**
         1(C)     Form of Instrument providing for the Establishment and
                         Designation of Classes**
         2        By-Laws*
         3        None
         4        Instruments Defining Rights of Shareholders**
         5(A)     Investment Advisory Agreement
         5(B)     Investment Subadvisory Agreement
         6        Distribution Agreement
         7        None
         8        Custodian Agreement**
         9        None
         10       None
         11       Consent of Price Waterhouse, independent accountants
         12       None
         13       None
         14       None
         15       Rule 12b-1 Distribution Plans**
         16       None
         17       None
--------------------------
         * Incorporated by reference to the Annual Report to Shareholders for the fiscal period ended September 30, 1994 Semi-Annual Report to Shareholders for the fiscal period ended March 31, 1995 which has been previously filed with the Commission and which is attached as an Exhibit to this Post-Effective Amendment and by reference to the Annual Report of Registrant on form NSAR for the aforementioned period.

         ** Incorporated by reference to Registrant's previous filings on Form N-1A.

Item 25. Persons Controlled by or Under Common Control with Registrant

         Stephen A. Lieber, Chairman and Co-Chief Executive Officer of Evergreen Asset Management Corp., the investment adviser to both of Registrant's separate investment series, owns, as of the date of this Post Effective Amendment to the Registration Statement 25.79% of the outstanding shares of one such series, namely Evergreen U.S. Real Estate Equity Fund, and therefore, with respect to matters on which only shareholders of that investment series may vote, Mr. Lieber may be presumed to "control" that series.

Item 26. Number of Holders of Securities (as of September 20, 1995)

         (1)                                                          (2)
                                                               Number of Record
         Title of Class                                          Shareholders

Evergreen Global Real Estate Equity Fund:
   Class Y Shares of Beneficial Interest ($0.0001 par value)    4,012

   Class A Shares of Beneficial Interest ($0.0001 par value)       21

   Class B Shares of Beneficial Interest ($0.0001 par value)       10

   Class C Shares of Beneficial Interest ($0.0001 par value)        9

Evergreen U.S. Real Estate Equity Fund:
   Class Y Shares of Beneficial Interest ($0.0001 par value)      487

   Class A Shares of Beneficial Interest ($0.0001 par value)        8

   Class B Shares of Beneficial Interest ($0.0001 par value)       10

   Class C Shares of Beneficial Interest ($0.0001 par value)        2

Item 27. Indemnification

         Article  XI  of  the   Registrant's   By-laws  contains  the  following
provisions regarding indemnification of Trustees and officers:

         SECTION 11.1 Actions Against Trustee or Officer. The Trust shall indemnify any individual who is a present or former Trustee or officer of the Trust and who, by reason of his position as such, was, is, or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than any action or suit by or in the right of the Trust) against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement, actually and reasonably incurred by him in connection with the claim, action, suit, or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon the plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         SECTION 11.2 Derivative Actions Against Trustees or Officers. The Trust shall indemnify any individual who is a present or former Trustee or officer of the Trust and who, by reason of his position as such, was, is, or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Trust to obtain a judgment or decree in its favor, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which the individual has been adjudged to be liable for negligence or misconduct in the performance of his duty to the Trust, except to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, the person is fairly and reasonably entitled to indemnity for those expenses which the court shall deem proper, provided such Trustee or officer is not adjudged to be liable by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         SECTION 11.3 Expenses of Successful Defense. To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Section 11.1 or 11.2 or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         SECTION 11.4 Required Standard of Conduct.

              (a) Unless a court orders  otherwise,  any  indemnification  under
Section 11.1 or 11.2 may be made by the Trust only as authorized in the specific case after a determination that indemnification of the Trustee or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in Section 11.1 or 11.2. The determination shall be made by:
(i) the Trustees, by a majority vote of a quorum consisting of Trustees who were not parties to the action, suit or proceeding; or if the required quorum is not obtainable, or if a quorum of disinterested Trustees so directs, (ii) an independent legal counsel in a written opinion.

              (b) Nothing contained in this Article XI shall be construed to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (any such conduct being hereinafter called "Disabling Conduct"). No indemnification shall be made pursuant to this Article XI unless:

                        (i) There is a final determination on the merits by a court or other body before whom the action, suit or proceeding was brought that the individual to be indemnified was not liable by reason of Disabling Conduct; or

                        (ii) In the absence of such a judicial determination, there is a reasonable determination, based upon a review of the facts, that such individual was not liable by reason of Disabling Conduct, which determination shall be made by:

                  (A) A majority of a quorum of Trustees who are neither "interested persons" of the Trust, as defined in section 2(a) (19) of the 1940 Act, nor parties to the action, suit or proceeding; or

                  (B) An independent legal counsel in a written opinion.

                  SECTION 11.5 Advance Payments. Notwithstanding any provision of this Article XI, any advance payment of expenses by the Trust to any Trustee or officer of the Trust shall be made only upon the undertaking by or on behalf of such Trustee or officer to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

                        (a) the Trustee or officer to be indemnified  provides a
                            security for his undertaking; or

                        (b) The  Trust is  insured  against  losses  arising  by
                            reason of any lawful advances; or

                        (c) There  is a  determination,  based  on a  review  of
                            readily available facts, that there is reason to believe that the Trustee or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:

                  (i) A  majority  of a  quorum  of  Trustees  who  are  neither
                      "interested persons" of the Trust, as defined in Section 2(a) (19) of the 1940 Act, nor parties to the action, suit or proceeding; or

                  (ii) An independent legal counsel in a written opinion.

         SECTION 11.6 Former Trustees and Officers. The indemnification provided by this Article XI shall continue as to an individual who has ceased to be a Trustee or officer of the Trust and inure to the benefit of the legal representatives of such individual and shall not be deemed exclusive of any other rights to which any Trustee, officer, employee or agent of the Trust may be entitled under any agreement, vote of Trustees or otherwise, both as to action in his official capacity and as to action in another capacity while holding office as such; provided, that no Person may satisfy any right of indemnity granted herein or to which he may be otherwise entitled, except out of the Trust Property, and no Shareholder shall be personally liable with respect to any claim for indemnity.

         SECTION 11.7 Insurance. The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Trust, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, the Trust shall not purchase insurance to indemnify any Trustee or officer against liability for any conduct in respect of which the 1940 Act prohibits the Trust itself from indemnifying him.

         SECTION 11.8 Other Rights to Indemnification. The indemnification provided for herein shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any By-Law, agreement, vote of Shareholders or disinterested Trustees or otherwise.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business or Other Connections of Investment Adviser

     Evergreen Asset Management Corp. ("Evergreen Asset"), the investment adviser to Registrant's separate series, and Lieber and Company, the sub-adviser to Registrant's Evergreen Fund series also acts as such to one or more of the separate investment series offered by The Evergreen Total Return Fund, The Evergreen Limited Market Fund, Inc., The Evergreen Value Timing Fund, The Evergreen Money Market Trust, The Evergreen American Retirement Trust, The Evergreen Municipal Trust, Evergreen Global Real Estate Equity Trust and Evergreen Foundation Fund, all registered investment companies. Stephen A. Lieber, Chairman and Co-CEO, Theodore J. Israel, Jr., Executive Vice President, Nola Maddox Falcone, President and Co-CEO, George R. Gaspari, Senior Vice
President and CFO and Joseph J. McBrien, Senior Vice President and General Counsel, are the principal executive officers of Evergreen Asset and Lieber and Company, were, prior to June 30, 1994 officers and/or directors or trustees of the Registrant and the other funds for which the Adviser acts as investment adviser.


     The Directors and principal executive officers of FUNB, are set forth in the following table:


               FIRST UNION NATIONAL BANK OF NORTH CAROLINA
                           BOARD OF DIRECTORS

       Ben Mayo Boddie                    Raymond A. Bryan, Jr.
       Chairman & CEO                     Chairman & CEO
        Boddie-Noell Enterprises, Inc.    T.A. Loving Company
       P.O. Box 1908                      P.O. Drawer 919
       Rocky Mount, NC 27802              Goldsboro, NC 27530

       John F.A.V. Cecil                  John W. Copeland
       President                          President
       Biltmore Dairy Farms, Inc.         Ruddick Corporation
       P.O. Box 5355                      2000 Two First Union Center
       Asheville, NC 28813                Charlotte, NC 28282

       John Crosland, Jr.                 J. William Disher
       Chairman of the Board              Chairman & President
       The Crosland Group, Inc.           Lance Incorporated
       135 Scaleybark Road                P.O. Box 32368
       Charlotte, NC  28209               Charlotte, NC 28232

       Frank H. Dunn                      Malcolm E. Everett, III
       Chairman and CEO                   President
       First Union National Bank          First Union National Bank
         of North Carolina                 of North Carolina
       One First Union Center             310 S. Tryon Street
       Charlotte, NC 28288-0006           Charlotte, NC 28288-0156

       James F. Goodmon                   Shelton Gorelick
       President & Chief                  President
         Executive Officer                SGIC, Inc.
       Capitol Broadcasting               741 Kenilworth Ave., Suite 200
         Company, Inc.                    Charlotte, NC 28204
       2619 Western Blvd.
       Raleigh, NC  27605

       Charles L. Grace                   James E. S. Hynes
       President                          Chairman
       Cummins Atlantic, Inc.             Hynes Sales Company, Inc.
       P.O. Box 240729                    P.O. Box 220948
       Charlotte, NC  28224-0729          Charlotte, NC  28222

       Daniel W. Mathis                   Earl N. Phillips, Jr.
       Vice Chairman                      President
       First Union National Bank          First Factors Corporation
         of North Carolina                P.O. Box 2730
       One First Union Center             High Point, NC  27261
       Charlotte, NC  28288-0009

       J. Gregory Poole, Jr.              John P. Rostan, III
       Chairman & President               Senior Vice President
       Gregory Poole Equipment Company    Waldensian Bakeries, Inc.
       P.O. Box 469                       P.O. Box 220
       Raleigh, NC  27602                 Valdese, NC  28690

       Nelson Schwab, III                 Charles M. Shelton, Sr.
       Chairman & CEO                     Chairman & CEO
       Paramount Parks                     The Shelton Companies, Inc
       8720 Red Oak Boulevard, Suite 315  3600 One First Union Center
       Charlotte, NC  28217               Charlotte, NC  28202

       George Shinn                       Harley F. Shuford, Jr.
       Owner and Chairman                 President and CEO
       Shinn Enterprises, Inc.            Shuford Industries
       One Hive Drive                     P.O. Box 608
       Charlotte, NC  28217               Hickory, NC  28603

               FIRST UNION NATIONAL BANK OF NORTH CAROLINA
                           EXECUTIVE OFFICERS

            James Maynor, President, First Union Mortgage Corporation; Austin
            A. Adams, Executive Vice President; Howard L. Arthur, Senior Vice President; Robert T. Atwood, Executive Vice President and Chief Financial Officer; Marion A. Cowell, Jr., Executive Vice President, Secretary and General Counsel; Edward E. Crutchfield, Jr., Chairman, CEO, First Union Corporation; Frank H. Dunn, Jr., Chairman and CEO; Malcolm E. Everett, III, President; John R. Georgius, President, First Union Corporation; James Hatch, Senior Vice President and Corporate Controller; Don R. Johnson, Executive Vice President; Mark Mahoney, Senior Vice President; Barbara K. Massa, Senior Vice President; Daniel W. Mathis, Vice Chairman; H. Burt Melton, Executive Vice President; Malcolm T. Murray, Jr., Executive Vice President; Alvin T. Sale, Executive Vice President; Louis A. Schmitt, Jr., Executive Vice President; Ken Stancliff, Senior Vice President and Corporate Treasurer; Richard K. Wagoner, Executive Vice President and General Fund Officer.

            All of the Executive Officers are located at the following address: First Union National Bank of North Carolina, One First Union Center, Charlotte, NC 28288.


Item 29. Principal Underwriters

         Evergreen Funds Distributor, Inc. The Director and principal executive officers are:

Director          Michael C. Petrycki

Officers          Robert A. Hering           President
                  Michael C. Petrycki        Vice President
                  Gordon Forrester           Vice President
                  Lawrence Wagner            VP, Chief Financial Officer
                  Steven D. Blecher          VP, Treasurer, Secretary
                  Elizabeth Q. Solazzo       Assistant Secretary
                  Thalia M. Cody             Assistant Secretary

         Evergreen Funds Distributor, Inc. acts as Distributor for the following registered investment companies or separate series thereof:

     Evergreen Trust
          Evergreen Fund
          Evergreen Aggressive Growth Fund
     The Evergreen Equity Trust:
          Evergreen Global Real Estate Equity Fund
          Evergreen Global Leaders Fund
          Evergreen U.S. Real Estate Equity Fund
     The Evergreen Limited Market Fund, Inc.
     Evergreen Growth and Income Fund
     The Evergreen Total Return Fund
     The Evergreen American Retirement Trust:
          The Evergreen American Retirement Fund
          Evergreen Small Cap Equity Income Fund
     The Evergreen Foundation Trust:
          Evergreen Foundation Fund
          Evergreen Tax Strategic Foundation Fund
     The Evergreen Municipal Trust:
          Evergreen Short-Intermediate Municipal Fund
          Evergreen Short-Intermediate Municipal Fund-CA
          Evergreen Florida High Income Municipal Bond Fund
          Evergreen Tax Exempt Money Market Fund
     The Evergreen Money Market Fund
     Evergreen Investment Trust
          Evergreen Emerging Markets Growth Fund
          Evergreen International Equity Fund
          Evergreen Balanced Fund
          Evergreen Value Fund
          Evergreen Utility Fund
          Evergreen Fixed Income Fund
          Evergreen Managed Bond Fund
          Evergreen U.S. Government Fund
          Evergreen Florida Municipal Bond Fund
          Evergreen Georgia Municipal Bond Fund
          Evergreen North Carolina Municipal Bond Fund
          Evergreen South Carolina Municipal Bond Fund
          Evergreen Virginia Municipal Bond Fund
          Evergreen High Grade Tax Free Fund
          Evergreen Treasury Money Market Fund


Item 30. Location of Accounts and Records

         Accounts,  books and  other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant's Custodian, State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171 or the offices of Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577.

Item 31. Management Services

                           Not Applicable.

Item 32. Undertakings

                           Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, State of New York, on the 29th day of September, 1995.

                        Evergreen Real Estate Equity Trust


                        by   /s/John J. Pileggi
                           -----------------------------
                           John J. Pileggi, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                         Title                      Date
-----------                        -----                      ----

/s/ John J. Pileggi
-------------------------------     President and             September 29, 1995
John J. Pileggi                     Treasurer


/s/ Laurence B. Ashkin
-------------------------------     Trustee                   September 29, 1995
Laurence B. Ashkin


/s/ Foster Bam
-------------------------------     Trustee                   September 29, 1995
Foster Bam


/s/ James S. Howell
-------------------------------     Trustee                   September 29, 1995
James S. Howell


/s/ Robert J. Jeffries
-------------------------------     Trustee                   September 29, 1995
Robert J. Jeffries


/s/ Gerald M. McDonnell
-------------------------------     Trustee                   September 29, 1995
Gerald M. McDonnell


/s/ Thomas L. McVerry
-------------------------------     Trustee                   September 29, 1995
Thomas L. McVerry


/s/ William Walt Pettit
-------------------------------     Trustee                   September 29, 1995
William Walt Pettit


/s/ Russell A. Salton, III, M.D
-------------------------------     Trustee                   September 29, 1995
Russell A. Salton, III, M.D


/s/ Michael S. Scofield
-------------------------------     Trustee                   September 29, 1995
Michael S. Scofield

                                INDEX TO EXHIBITS


Exhibit
Number                     Description                                   Page

11                       Consent of Independent
                         Accountants